Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	4.625%	4/30/29	10,603	10,656
	United States Treasury Note/Bond	4.375%	5/15/34	30,255	29,986
Total U.S. Government and Agency Obligations (Cost $40,552)					40,642
Corporate Bonds (98.6%)
Communications (6.9%)
	Alphabet Inc.	1.100%	8/15/30	44,645	36,208
	America Movil SAB de CV	2.875%	5/7/30	25,543	22,414
	America Movil SAB de CV	4.700%	7/21/32	18,410	17,627
[1]	AT&T Inc.	4.300%	2/15/30	82,874	78,969
	AT&T Inc.	2.750%	6/1/31	80,112	68,065
	AT&T Inc.	2.250%	2/1/32	63,394	51,123
	AT&T Inc.	2.550%	12/1/33	70,260	55,407
	AT&T Inc.	5.400%	2/15/34	80,329	79,686
	Baidu Inc.	3.425%	4/7/30	7,778	7,061
	Baidu Inc.	2.375%	10/9/30	5,716	4,827
	Baidu Inc.	2.375%	8/23/31	20,243	16,724
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	27,631	26,885
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	23,595	22,986
	Booking Holdings Inc.	4.625%	4/13/30	40,143	39,193
	British Telecommunications plc	9.625%	12/15/30	65,396	79,477
	Charter Communications Operating LLC	2.800%	4/1/31	42,502	34,676
	Charter Communications Operating LLC	2.300%	2/1/32	25,630	19,629
	Charter Communications Operating LLC	4.400%	4/1/33	26,516	23,280
	Charter Communications Operating LLC	6.650%	2/1/34	19,803	20,033
	Charter Communications Operating LLC	6.550%	6/1/34	26,000	26,028
	Comcast Corp.	2.650%	2/1/30	36,666	32,200
	Comcast Corp.	3.400%	4/1/30	41,860	38,187
	Comcast Corp.	4.250%	10/15/30	42,734	40,665
	Comcast Corp.	1.950%	1/15/31	40,269	33,038
	Comcast Corp.	1.500%	2/15/31	39,890	31,744
	Comcast Corp.	5.500%	11/15/32	17,852	18,192
	Comcast Corp.	4.250%	1/15/33	47,630	44,231
	Comcast Corp.	4.650%	2/15/33	26,518	25,443
	Comcast Corp.	7.050%	3/15/33	8,390	9,342
	Comcast Corp.	4.800%	5/15/33	36,014	34,817
	Comcast Corp.	5.300%	6/1/34	16,050	16,017
	Deutsche Telekom International Finance BV	8.750%	6/15/30	87,378	101,915
	Deutsche Telekom International Finance BV	9.250%	6/1/32	14,679	18,217
	Discovery Communications LLC	3.625%	5/15/30	23,979	21,095
	Electronic Arts Inc.	1.850%	2/15/31	21,598	17,464
	Expedia Group Inc.	3.250%	2/15/30	34,145	30,498
	Expedia Group Inc.	2.950%	3/15/31	7,992	6,882
	FactSet Research Systems Inc.	3.450%	3/1/32	13,842	11,942
	Fox Corp.	3.500%	4/8/30	12,391	11,208
	Fox Corp.	6.500%	10/13/33	32,824	34,314
	Grupo Televisa SAB	8.500%	3/11/32	6,929	7,843
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	22,514	21,841
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	7,720	6,428
	Koninklijke KPN NV	8.375%	10/1/30	14,870	17,065
	Meta Platforms Inc.	4.800%	5/15/30	33,924	33,781
	Meta Platforms Inc.	3.850%	8/15/32	75,792	69,985
	Meta Platforms Inc.	4.950%	5/15/33	37,024	36,969
	Omnicom Group Inc.	2.450%	4/30/30	15,364	13,136
	Omnicom Group Inc.	4.200%	6/1/30	14,063	13,317
	Omnicom Group Inc.	2.600%	8/1/31	18,742	15,725
	Orange SA	9.000%	3/1/31	59,358	71,016
	Paramount Global	4.200%	6/1/29	12,321	11,076
	Paramount Global	7.875%	7/30/30	12,461	12,994
	Paramount Global	4.950%	1/15/31	32,596	29,184
	Paramount Global	4.200%	5/19/32	30,672	25,525
	Paramount Global	5.500%	5/15/33	12,562	10,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	3.800%	3/15/32	49,492	43,916
	Rogers Communications Inc.	5.300%	2/15/34	29,065	28,328
	Sprint Capital Corp.	8.750%	3/15/32	53,551	64,093
	Take-Two Interactive Software Inc.	4.000%	4/14/32	19,468	17,705
	Telefonica Europe BV	8.250%	9/15/30	31,183	35,243
	TELUS Corp.	3.400%	5/13/32	22,832	19,741
	Tencent Music Entertainment Group	2.000%	9/3/30	13,076	10,756
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	25,277	27,939
	T-Mobile USA Inc.	3.875%	4/15/30	164,113	152,531
	T-Mobile USA Inc.	2.550%	2/15/31	63,662	53,649
	T-Mobile USA Inc.	2.875%	2/15/31	34,448	29,669
	T-Mobile USA Inc.	3.500%	4/15/31	67,498	60,317
	T-Mobile USA Inc.	2.250%	11/15/31	25,924	21,018
	T-Mobile USA Inc.	2.700%	3/15/32	25,810	21,451
	T-Mobile USA Inc.	5.200%	1/15/33	27,160	26,734
	T-Mobile USA Inc.	5.050%	7/15/33	77,281	75,221
	T-Mobile USA Inc.	5.150%	4/15/34	27,629	27,064
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	7,545	8,459
	VeriSign Inc.	2.700%	6/15/31	20,450	16,985
	Verizon Communications Inc.	4.016%	12/3/29	103,981	98,111
	Verizon Communications Inc.	3.150%	3/22/30	36,521	32,727
	Verizon Communications Inc.	1.500%	9/18/30	8,228	6,653
	Verizon Communications Inc.	1.680%	10/30/30	33,001	26,611
	Verizon Communications Inc.	7.750%	12/1/30	15,470	17,551
	Verizon Communications Inc.	1.750%	1/20/31	59,824	48,028
	Verizon Communications Inc.	2.550%	3/21/31	92,347	77,854
	Verizon Communications Inc.	2.355%	3/15/32	108,900	88,389
	Verizon Communications Inc.	5.050%	5/9/33	38,346	37,704
	Verizon Communications Inc.	4.500%	8/10/33	62,929	59,011
	Vodafone Group plc	7.875%	2/15/30	15,058	16,993
	Vodafone Group plc	6.250%	11/30/32	11,914	12,590
	Walt Disney Co.	2.000%	9/1/29	60,475	52,113
	Walt Disney Co.	3.800%	3/22/30	37,184	34,895
	Walt Disney Co.	2.650%	1/13/31	52,589	45,634
	Walt Disney Co.	6.550%	3/15/33	1,983	2,188
	Warnermedia Holdings Inc.	4.279%	3/15/32	125,476	109,830
	Weibo Corp.	3.375%	7/8/30	19,836	17,320
	WPP Finance 2010	3.750%	9/19/24	1	—
					3,229,535
Consumer Discretionary (6.3%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	43,988	36,247
	Amazon.com Inc.	4.650%	12/1/29	26,694	26,583
	Amazon.com Inc.	1.500%	6/3/30	62,341	51,632
	Amazon.com Inc.	2.100%	5/12/31	97,778	81,716
	Amazon.com Inc.	3.600%	4/13/32	61,305	55,995
	Amazon.com Inc.	4.700%	12/1/32	34,518	33,965
	American Honda Finance Corp.	4.600%	4/17/30	16,983	16,593
[1]	American Honda Finance Corp.	4.900%	1/10/34	31,505	30,502
	Aptiv plc	3.250%	3/1/32	21,582	18,613
	AutoNation Inc.	4.750%	6/1/30	13,132	12,511
	AutoNation Inc.	2.400%	8/1/31	11,854	9,473
	AutoNation Inc.	3.850%	3/1/32	18,698	16,465
	AutoZone Inc.	4.000%	4/15/30	20,512	19,220
	AutoZone Inc.	1.650%	1/15/31	22,910	18,265
	AutoZone Inc.	4.750%	8/1/32	16,153	15,438
	AutoZone Inc.	4.750%	2/1/33	13,400	12,756
	AutoZone Inc.	5.200%	8/1/33	4,326	4,259
	AutoZone Inc.	6.550%	11/1/33	9,089	9,765
	Best Buy Co. Inc.	4.450%	10/1/28	6,323	6,135
	Best Buy Co. Inc.	1.950%	10/1/30	17,800	14,657
	Block Financial LLC	3.875%	8/15/30	16,736	15,184
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	1	—
	Brunswick Corp.	2.400%	8/18/31	11,617	9,210
	Brunswick Corp.	4.400%	9/15/32	11,401	10,156
	Choice Hotels International Inc.	3.700%	12/1/29	10,461	9,351
	Choice Hotels International Inc.	3.700%	1/15/31	8,377	7,307
	Darden Restaurants Inc.	6.300%	10/10/33	13,188	13,556
	Dick's Sporting Goods Inc.	3.150%	1/15/32	20,332	17,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	2.700%	3/11/30	24,036	21,065
	eBay Inc.	2.600%	5/10/31	19,449	16,526
	eBay Inc.	6.300%	11/22/32	9,821	10,399
[1]	Emory University	2.143%	9/1/30	10,795	9,140
	Ford Motor Co.	9.625%	4/22/30	15,178	17,581
	Ford Motor Co.	7.450%	7/16/31	30,722	32,949
	Ford Motor Co.	3.250%	2/12/32	66,456	54,643
	Ford Motor Co.	6.100%	8/19/32	44,679	44,523
	Ford Motor Credit Co. LLC	7.350%	3/6/30	34,219	36,051
	Ford Motor Credit Co. LLC	7.200%	6/10/30	26,358	27,587
	Ford Motor Credit Co. LLC	4.000%	11/13/30	31,983	28,344
	Ford Motor Credit Co. LLC	6.050%	3/5/31	28,951	28,830
	Ford Motor Credit Co. LLC	3.625%	6/17/31	9,318	7,978
	Ford Motor Credit Co. LLC	7.122%	11/7/33	37,662	39,715
	Ford Motor Credit Co. LLC	6.125%	3/8/34	37,218	36,662
	Fortune Brands Innovations Inc.	3.250%	9/15/29	20,067	18,071
	Fortune Brands Innovations Inc.	4.000%	3/25/32	9,235	8,325
	Fortune Brands Innovations Inc.	5.875%	6/1/33	15,005	15,109
	General Motors Co.	5.400%	10/15/29	29,300	29,040
	General Motors Co.	5.600%	10/15/32	28,834	28,688
	General Motors Financial Co. Inc.	5.550%	7/15/29	28,250	28,133
	General Motors Financial Co. Inc.	5.850%	4/6/30	30,159	30,401
	General Motors Financial Co. Inc.	3.600%	6/21/30	31,969	28,562
	General Motors Financial Co. Inc.	2.350%	1/8/31	11,795	9,615
	General Motors Financial Co. Inc.	5.750%	2/8/31	17,531	17,529
	General Motors Financial Co. Inc.	2.700%	6/10/31	29,866	24,592
	General Motors Financial Co. Inc.	3.100%	1/12/32	36,432	30,504
	General Motors Financial Co. Inc.	6.400%	1/9/33	20,016	20,679
	General Motors Financial Co. Inc.	6.100%	1/7/34	34,185	34,416
	General Motors Financial Co. Inc.	5.950%	4/4/34	36,220	36,020
	Genuine Parts Co.	1.875%	11/1/30	12,586	10,156
	Genuine Parts Co.	2.750%	2/1/32	12,697	10,504
	Genuine Parts Co.	6.875%	11/1/33	9,745	10,684
	GXO Logistics Inc.	2.650%	7/15/31	10,249	8,222
	GXO Logistics Inc.	6.500%	5/6/34	12,835	13,040
	Hasbro Inc.	3.900%	11/19/29	23,414	21,445
	Hasbro Inc.	6.050%	5/14/34	9,750	9,716
	Home Depot Inc.	2.950%	6/15/29	40,283	36,706
	Home Depot Inc.	2.700%	4/15/30	43,835	38,683
	Home Depot Inc.	1.375%	3/15/31	42,179	33,353
	Home Depot Inc.	1.875%	9/15/31	36,945	29,872
	Home Depot Inc.	3.250%	4/15/32	34,712	30,573
	Home Depot Inc.	4.500%	9/15/32	19,328	18,698
	Honda Motor Co. Ltd.	2.967%	3/10/32	18,856	16,434
	Hyatt Hotels Corp.	5.750%	4/23/30	7,298	7,414
	JD.com Inc.	3.375%	1/14/30	14,349	13,018
[1]	Johns Hopkins University	4.705%	7/1/32	8,470	8,361
	Las Vegas Sands Corp.	3.900%	8/8/29	14,275	12,983
	Las Vegas Sands Corp.	6.000%	8/15/29	5,225	5,245
	Las Vegas Sands Corp.	6.200%	8/15/34	8,575	8,640
	Lear Corp.	3.500%	5/30/30	8,086	7,255
	Lear Corp.	2.600%	1/15/32	3,124	2,540
	Lowe's Cos. Inc.	4.500%	4/15/30	40,600	39,278
	Lowe's Cos. Inc.	1.700%	10/15/30	30,768	24,925
	Lowe's Cos. Inc.	2.625%	4/1/31	39,653	33,702
	Lowe's Cos. Inc.	3.750%	4/1/32	35,851	32,412
	Lowe's Cos. Inc.	5.000%	4/15/33	29,363	28,792
	Lowe's Cos. Inc.	5.150%	7/1/33	24,196	23,980
	Magna International Inc.	2.450%	6/15/30	19,441	16,627
	Magna International Inc.	5.500%	3/21/33	12,845	13,048
[1]	Marriott International Inc.	4.625%	6/15/30	29,902	28,820
[1]	Marriott International Inc.	2.850%	4/15/31	31,972	27,173
[1]	Marriott International Inc.	3.500%	10/15/32	28,390	24,530
[1]	Marriott International Inc.	2.750%	10/15/33	13,133	10,541
	Marriott International Inc.	5.300%	5/15/34	23,135	22,633
	Masco Corp.	2.000%	10/1/30	7,729	6,288
	Masco Corp.	2.000%	2/15/31	15,331	12,452
[1]	McDonald's Corp.	2.625%	9/1/29	26,158	23,292
[1]	McDonald's Corp.	2.125%	3/1/30	12,501	10,642
[1]	McDonald's Corp.	3.600%	7/1/30	24,598	22,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	4.600%	9/9/32	19,829	19,076
	McDonald's Corp.	4.950%	8/14/33	14,105	13,822
[1]	McDonald's Corp.	5.200%	5/17/34	14,400	14,299
	MDC Holdings Inc.	3.850%	1/15/30	6,724	6,263
	MDC Holdings Inc.	2.500%	1/15/31	9,686	8,544
[2]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	37	34
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	48,594	57,904
[2]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	120	102
	Mohawk Industries Inc.	3.625%	5/15/30	12,798	11,685
	NIKE Inc.	2.850%	3/27/30	37,188	33,296
	NVR Inc.	3.000%	5/15/30	22,384	19,648
	O'Reilly Automotive Inc.	3.900%	6/1/29	13,358	12,609
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,372	7,932
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,377	3,508
	O'Reilly Automotive Inc.	4.700%	6/15/32	29,081	27,866
	Owens Corning	3.950%	8/15/29	13,847	13,015
	Owens Corning	3.875%	6/1/30	7,934	7,376
	PulteGroup Inc.	7.875%	6/15/32	8,067	9,214
	PulteGroup Inc.	6.375%	5/15/33	10,280	10,759
	Ralph Lauren Corp.	2.950%	6/15/30	18,715	16,568
	Ross Stores Inc.	1.875%	4/15/31	12,883	10,458
	Sands China Ltd.	4.625%	6/18/30	17,990	16,597
	Sands China Ltd.	3.250%	8/8/31	12,580	10,563
	Stanley Black & Decker Inc.	2.300%	3/15/30	8,625	7,281
	Stanley Black & Decker Inc.	3.000%	5/15/32	10,786	9,098
	Starbucks Corp.	3.550%	8/15/29	26,640	24,856
	Starbucks Corp.	2.250%	3/12/30	22,967	19,663
	Starbucks Corp.	2.550%	11/15/30	37,659	32,234
	Starbucks Corp.	4.900%	2/15/31	7,105	7,000
	Starbucks Corp.	3.000%	2/14/32	26,984	23,230
	Starbucks Corp.	4.800%	2/15/33	7,255	7,040
	Starbucks Corp.	5.000%	2/15/34	10,488	10,191
	Tapestry Inc.	7.700%	11/27/30	25,038	26,169
	Tapestry Inc.	3.050%	3/15/32	7,481	6,008
	Tapestry Inc.	7.850%	11/27/33	30,593	32,229
	TJX Cos. Inc.	3.875%	4/15/30	9,461	8,922
	TJX Cos. Inc.	1.600%	5/15/31	10,725	8,588
	Toll Brothers Finance Corp.	3.800%	11/1/29	10,692	9,818
	Toyota Motor Corp.	2.760%	7/2/29	14,905	13,577
	Toyota Motor Corp.	2.362%	3/25/31	6,046	5,171
	Toyota Motor Corp.	5.123%	7/13/33	2,100	2,176
	Toyota Motor Credit Corp.	3.650%	1/8/29	25	24
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	19,064	18,611
[1]	Toyota Motor Credit Corp.	2.150%	2/13/30	25,778	22,088
[1]	Toyota Motor Credit Corp.	3.375%	4/1/30	24,582	22,513
[1]	Toyota Motor Credit Corp.	4.550%	5/17/30	14,871	14,491
	Toyota Motor Credit Corp.	5.550%	11/20/30	30,296	31,001
[1]	Toyota Motor Credit Corp.	1.650%	1/10/31	15,321	12,344
	Toyota Motor Credit Corp.	5.100%	3/21/31	23,930	23,872
	Toyota Motor Credit Corp.	1.900%	9/12/31	14,307	11,508
[1]	Toyota Motor Credit Corp.	2.400%	1/13/32	6,328	5,258
	Toyota Motor Credit Corp.	4.700%	1/12/33	9,920	9,614
[1]	Toyota Motor Credit Corp.	4.800%	1/5/34	17,756	17,119
	Tractor Supply Co.	1.750%	11/1/30	17,463	14,062
	Tractor Supply Co.	5.250%	5/15/33	19,643	19,440
	VF Corp.	2.950%	4/23/30	18,723	15,134
	Whirlpool Corp.	2.400%	5/15/31	4,755	3,878
	Whirlpool Corp.	4.700%	5/14/32	7,669	7,150
	Whirlpool Corp.	5.500%	3/1/33	7,865	7,686
	Whirlpool Corp.	5.750%	3/1/34	8,050	7,888
[1]	Yale University	1.482%	4/15/30	12,907	10,709
					2,958,463
Consumer Staples (6.5%)
	Altria Group Inc.	3.400%	5/6/30	12,084	10,860
	Altria Group Inc.	2.450%	2/4/32	51,626	41,469
	Altria Group Inc.	6.875%	11/1/33	9,442	10,175
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	49,312	45,551
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	20,195	20,154
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	5,750	5,651

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Archer-Daniels-Midland Co.	3.250%	3/27/30	25,160	22,764
Archer-Daniels-Midland Co.	2.900%	3/1/32	27,196	23,048
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,030	1,088
Avery Dennison Corp.	2.650%	4/30/30	12,902	11,149
Avery Dennison Corp.	2.250%	2/15/32	9,395	7,595
Avery Dennison Corp.	5.750%	3/15/33	10,566	10,778
BAT Capital Corp.	3.462%	9/6/29	14,833	13,468
BAT Capital Corp.	4.906%	4/2/30	31,899	30,967
BAT Capital Corp.	6.343%	8/2/30	28,051	29,256
BAT Capital Corp.	5.834%	2/20/31	10,240	10,366
BAT Capital Corp.	2.726%	3/25/31	31,222	26,234
BAT Capital Corp.	4.742%	3/16/32	32,728	31,025
BAT Capital Corp.	7.750%	10/19/32	14,156	15,972
BAT Capital Corp.	6.421%	8/2/33	29,972	31,287
BAT Capital Corp.	6.000%	2/20/34	20,650	20,875
Brown-Forman Corp.	4.750%	4/15/33	18,585	18,096
Bunge Ltd. Finance Corp.	2.750%	5/14/31	27,022	23,022
Campbell Soup Co.	2.375%	4/24/30	12,668	10,797
Campbell Soup Co.	5.400%	3/21/34	21,547	21,321
Church & Dwight Co. Inc.	2.300%	12/15/31	4,922	4,049
Church & Dwight Co. Inc.	5.600%	11/15/32	17,860	18,460
Clorox Co.	1.800%	5/15/30	12,215	10,101
Clorox Co.	4.600%	5/1/32	16,263	15,699
Coca-Cola Co.	2.125%	9/6/29	25,326	22,198
Coca-Cola Co.	3.450%	3/25/30	29,171	27,056
Coca-Cola Co.	1.650%	6/1/30	34,694	28,789
Coca-Cola Co.	2.000%	3/5/31	26,449	22,029
Coca-Cola Co.	1.375%	3/15/31	44,477	35,482
Coca-Cola Co.	2.250%	1/5/32	43,963	36,694
Coca-Cola Co.	5.000%	5/13/34	15,275	15,235
Coca-Cola Consolidated Inc.	5.450%	6/1/34	6,000	6,030
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	23,206	20,437
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	18,364	14,085
Colgate-Palmolive Co.	3.250%	8/15/32	12,873	11,418
Colgate-Palmolive Co.	4.600%	3/1/33	11,534	11,282
Conagra Brands Inc.	8.250%	9/15/30	5,097	5,821
Constellation Brands Inc.	3.150%	8/1/29	24,803	22,405
Constellation Brands Inc.	2.875%	5/1/30	11,409	9,970
Constellation Brands Inc.	2.250%	8/1/31	24,312	19,825
Constellation Brands Inc.	4.750%	5/9/32	14,320	13,711
Constellation Brands Inc.	4.900%	5/1/33	20,236	19,439
Costco Wholesale Corp.	1.600%	4/20/30	52,113	43,455
Costco Wholesale Corp.	1.750%	4/20/32	32,472	25,914
Diageo Capital plc	2.375%	10/24/29	32,510	28,528
Diageo Capital plc	2.000%	4/29/30	29,819	25,179
Diageo Capital plc	2.125%	4/29/32	7,349	5,920
Diageo Capital plc	5.500%	1/24/33	19,101	19,486
Diageo Capital plc	5.625%	10/5/33	19,991	20,641
Dollar General Corp.	3.500%	4/3/30	21,210	19,258
Dollar General Corp.	5.000%	11/1/32	17,206	16,730
Dollar General Corp.	5.450%	7/5/33	23,849	23,614
Dollar Tree Inc.	2.650%	12/1/31	17,966	14,832
Estee Lauder Cos. Inc.	2.375%	12/1/29	12,687	11,062
Estee Lauder Cos. Inc.	2.600%	4/15/30	16,051	14,011
Estee Lauder Cos. Inc.	1.950%	3/15/31	20,349	16,633
Estee Lauder Cos. Inc.	4.650%	5/15/33	9,014	8,696
Estee Lauder Cos. Inc.	5.000%	2/14/34	15,615	15,244
Flowers Foods Inc.	2.400%	3/15/31	13,543	11,173
General Mills Inc.	2.875%	4/15/30	15,336	13,568
General Mills Inc.	2.250%	10/14/31	15,585	12,779
General Mills Inc.	4.950%	3/29/33	25,115	24,394
Haleon US Capital LLC	3.625%	3/24/32	51,601	46,015
Hershey Co.	2.450%	11/15/29	884	780
Hershey Co.	1.700%	6/1/30	11,160	9,273
Hershey Co.	4.500%	5/4/33	13,992	13,586
Hormel Foods Corp.	1.800%	6/11/30	26,420	22,014
Ingredion Inc.	2.900%	6/1/30	15,869	13,857
J M Smucker Co.	2.375%	3/15/30	2,883	2,475
J M Smucker Co.	2.125%	3/15/32	6,475	5,159
J M Smucker Co.	6.200%	11/15/33	38,366	40,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JBS USA Holding Lux Sarl	5.500%	1/15/30	34,537	33,805
	JBS USA Holding Lux Sarl	3.750%	12/1/31	19,892	17,265
	JBS USA Holding Lux Sarl	3.625%	1/15/32	25,306	21,733
	JBS USA Holding Lux Sarl	3.000%	5/15/32	21,250	17,287
	JBS USA Holding Lux Sarl	5.750%	4/1/33	63,768	62,874
[2]	JBS USA Holding Lux Sarl	6.750%	3/15/34	19,868	20,909
	Kellanova	2.100%	6/1/30	13,028	10,950
[1]	Kellanova	7.450%	4/1/31	12,184	13,608
	Kellanova	5.250%	3/1/33	7,582	7,526
	Kenvue Inc.	5.000%	3/22/30	24,571	24,545
	Kenvue Inc.	4.900%	3/22/33	34,578	34,018
	Keurig Dr Pepper Inc.	3.200%	5/1/30	17,274	15,503
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/31	16,502	13,664
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/31	15,530	15,406
	Keurig Dr Pepper Inc.	4.050%	4/15/32	17,675	16,310
	Keurig Dr Pepper Inc.	5.300%	3/15/34	16,940	16,802
	Kimberly-Clark Corp.	3.100%	3/26/30	21,791	19,783
	Kimberly-Clark Corp.	2.000%	11/2/31	15,955	13,147
	Kraft Heinz Foods Co.	3.750%	4/1/30	21,514	19,993
	Kraft Heinz Foods Co.	4.250%	3/1/31	18,244	17,261
	Kraft Heinz Foods Co.	6.750%	3/15/32	6,446	7,015
	Kroger Co.	2.200%	5/1/30	16,572	14,029
	Kroger Co.	1.700%	1/15/31	16,482	13,179
	Kroger Co.	7.500%	4/1/31	15,230	17,054
	McCormick & Co. Inc.	2.500%	4/15/30	7,584	6,522
	McCormick & Co. Inc.	1.850%	2/15/31	5,449	4,399
	McCormick & Co. Inc.	4.950%	4/15/33	12,934	12,542
	Mondelez International Inc.	2.750%	4/13/30	19,737	17,362
	Mondelez International Inc.	1.500%	2/4/31	14,201	11,280
	Mondelez International Inc.	3.000%	3/17/32	22,469	19,256
	Mondelez International Inc.	1.875%	10/15/32	10,779	8,463
	PepsiCo Inc.	2.625%	7/29/29	32,009	28,835
	PepsiCo Inc.	2.750%	3/19/30	41,135	36,571
	PepsiCo Inc.	1.625%	5/1/30	29,571	24,608
	PepsiCo Inc.	1.400%	2/25/31	25,854	20,664
	PepsiCo Inc.	1.950%	10/21/31	32,168	26,298
	PepsiCo Inc.	3.900%	7/18/32	32,033	29,723
	Philip Morris International Inc.	3.375%	8/15/29	31,877	29,363
	Philip Morris International Inc.	5.625%	11/17/29	25,334	25,790
	Philip Morris International Inc.	5.125%	2/15/30	51,999	51,611
	Philip Morris International Inc.	2.100%	5/1/30	20,862	17,574
	Philip Morris International Inc.	5.500%	9/7/30	11,042	11,143
	Philip Morris International Inc.	1.750%	11/1/30	18,345	14,834
	Philip Morris International Inc.	5.125%	2/13/31	36,153	35,595
	Philip Morris International Inc.	5.750%	11/17/32	32,509	33,163
	Philip Morris International Inc.	5.375%	2/15/33	69,504	68,928
	Philip Morris International Inc.	5.625%	9/7/33	13,244	13,351
	Philip Morris International Inc.	5.250%	2/13/34	49,633	48,593
	Pilgrim's Pride Corp.	4.250%	4/15/31	29,904	26,934
	Pilgrim's Pride Corp.	3.500%	3/1/32	26,123	21,967
	Pilgrim's Pride Corp.	6.250%	7/1/33	25,186	25,525
	Pilgrim's Pride Corp.	6.875%	5/15/34	8,565	9,052
	Procter & Gamble Co.	3.000%	3/25/30	33,053	30,217
	Procter & Gamble Co.	1.200%	10/29/30	40,981	33,008
	Procter & Gamble Co.	1.950%	4/23/31	22,953	19,270
	Procter & Gamble Co.	2.300%	2/1/32	13,312	11,313
	Procter & Gamble Co.	4.050%	1/26/33	14,726	14,000
	Procter & Gamble Co.	4.550%	1/29/34	22,608	21,987
	Sysco Corp.	2.400%	2/15/30	18,895	16,229
	Sysco Corp.	5.950%	4/1/30	28,394	29,452
	Sysco Corp.	2.450%	12/14/31	5,631	4,631
	Sysco Corp.	6.000%	1/17/34	9,659	10,102
	Target Corp.	2.350%	2/15/30	18,158	15,822
	Target Corp.	2.650%	9/15/30	6,868	6,040
	Target Corp.	4.500%	9/15/32	25,748	24,717
	Target Corp.	4.400%	1/15/33	6,506	6,250
	Tyson Foods Inc.	5.700%	3/15/34	19,350	19,236
	Unilever Capital Corp.	2.125%	9/6/29	19,764	17,246
	Unilever Capital Corp.	1.375%	9/14/30	3,972	3,205
	Unilever Capital Corp.	1.750%	8/12/31	17,220	13,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	5.900%	11/15/32	23,361	24,755
	Unilever Capital Corp.	5.000%	12/8/33	27,834	27,733
	Walmart Inc.	3.250%	7/8/29	18,171	16,965
	Walmart Inc.	2.375%	9/24/29	9,650	8,604
	Walmart Inc.	7.550%	2/15/30	3,128	3,584
	Walmart Inc.	4.000%	4/15/30	14,058	13,571
	Walmart Inc.	1.800%	9/22/31	53,690	43,949
	Walmart Inc.	4.150%	9/9/32	31,292	30,040
	Walmart Inc.	4.100%	4/15/33	37,693	35,694
					3,052,685
Energy (6.7%)
	Apache Corp.	4.250%	1/15/30	12,678	11,737
	Baker Hughes Holdings LLC	4.486%	5/1/30	12,190	11,716
	Boardwalk Pipelines LP	3.400%	2/15/31	11,952	10,397
	Boardwalk Pipelines LP	3.600%	9/1/32	12,958	11,124
	BP Capital Markets America Inc.	4.970%	10/17/29	18,500	18,394
	BP Capital Markets America Inc.	3.633%	4/6/30	39,497	36,663
	BP Capital Markets America Inc.	1.749%	8/10/30	22,765	18,803
	BP Capital Markets America Inc.	2.721%	1/12/32	43,889	37,225
	BP Capital Markets America Inc.	4.812%	2/13/33	67,367	65,155
	BP Capital Markets America Inc.	4.893%	9/11/33	44,648	43,327
	BP Capital Markets America Inc.	4.989%	4/10/34	26,000	25,322
	BP Capital Markets plc	6.450%	Perpetual	33,277	34,031
	Burlington Resources LLC	7.200%	8/15/31	3,900	4,360
	Burlington Resources LLC	7.400%	12/1/31	4,926	5,576
	Canadian Natural Resources Ltd.	2.950%	7/15/30	16,394	14,291
	Canadian Natural Resources Ltd.	7.200%	1/15/32	9,631	10,502
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,134	7,533
	Cenovus Energy Inc.	2.650%	1/15/32	13,453	11,061
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	28,144	25,867
[2]	Cheniere Energy Inc.	5.650%	4/15/34	38,379	38,089
	Cheniere Energy Partners LP	4.500%	10/1/29	37,465	35,619
	Cheniere Energy Partners LP	4.000%	3/1/31	50,346	45,481
	Cheniere Energy Partners LP	3.250%	1/31/32	43,593	37,000
	Cheniere Energy Partners LP	5.950%	6/30/33	34,565	34,909
[2]	Cheniere Energy Partners LP	5.750%	8/15/34	5,255	5,228
	Chevron Corp.	2.236%	5/11/30	37,537	32,329
	Chevron USA Inc.	3.250%	10/15/29	13,576	12,548
	Conoco Funding Co.	7.250%	10/15/31	5,422	6,089
	ConocoPhillips	2.400%	2/15/31	19,687	16,472
	ConocoPhillips	5.900%	10/15/32	16,271	17,109
	ConocoPhillips Co.	5.050%	9/15/33	30,252	29,841
	Coterra Energy Inc.	5.600%	3/15/34	12,920	12,849
	DCP Midstream Operating LP	8.125%	8/16/30	2,645	2,990
	DCP Midstream Operating LP	3.250%	2/15/32	10,939	9,347
	Devon Energy Corp.	4.500%	1/15/30	18,093	17,308
	Devon Energy Corp.	7.875%	9/30/31	15,823	17,950
	Devon Energy Corp.	7.950%	4/15/32	7,903	8,999
	Diamondback Energy Inc.	3.500%	12/1/29	22,892	20,996
	Diamondback Energy Inc.	5.150%	1/30/30	23,240	23,031
	Diamondback Energy Inc.	3.125%	3/24/31	19,190	16,807
	Diamondback Energy Inc.	6.250%	3/15/33	26,168	27,348
	Diamondback Energy Inc.	5.400%	4/18/34	34,135	33,661
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	11,053	9,810
	Enbridge Inc.	3.125%	11/15/29	20,460	18,422
	Enbridge Inc.	6.200%	11/15/30	15,438	16,135
	Enbridge Inc.	5.700%	3/8/33	56,232	56,444
	Enbridge Inc.	2.500%	8/1/33	25,688	20,263
	Enbridge Inc.	5.625%	4/5/34	31,680	31,484
	Energy Transfer LP	4.150%	9/15/29	14,197	13,383
	Energy Transfer LP	3.750%	5/15/30	49,268	45,065
	Energy Transfer LP	6.400%	12/1/30	17,439	18,246
	Energy Transfer LP	5.750%	2/15/33	44,370	44,502
	Energy Transfer LP	6.550%	12/1/33	36,223	38,238
	Energy Transfer LP	5.550%	5/15/34	31,375	30,908
	EnLink Midstream LLC	5.375%	6/1/29	12,895	12,568
	Enterprise Products Operating LLC	3.125%	7/31/29	41,914	38,293
	Enterprise Products Operating LLC	2.800%	1/31/30	22,285	19,815
	Enterprise Products Operating LLC	5.350%	1/31/33	31,880	32,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Enterprise Products Operating LLC	6.875%	3/1/33	13,368	14,759
	Enterprise Products Operating LLC	4.850%	1/31/34	17,449	16,889
	EOG Resources Inc.	4.375%	4/15/30	18,761	18,169
	EQT Corp.	7.000%	2/1/30	17,476	18,489
	EQT Corp.	5.750%	2/1/34	17,730	17,577
	Exxon Mobil Corp.	2.440%	8/16/29	31,262	27,824
	Exxon Mobil Corp.	3.482%	3/19/30	45,412	42,135
	Exxon Mobil Corp.	2.610%	10/15/30	46,262	40,406
	Halliburton Co.	2.920%	3/1/30	37,589	33,503
	Helmerich & Payne Inc.	2.900%	9/29/31	13,860	11,501
	Hess Corp.	7.875%	10/1/29	4,981	5,556
	Hess Corp.	7.300%	8/15/31	19,469	21,695
	Hess Corp.	7.125%	3/15/33	14,255	15,936
	HF Sinclair Corp.	4.500%	10/1/30	6,913	6,431
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	4,068	4,472
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	7,245	8,045
	Kinder Morgan Inc.	2.000%	2/15/31	27,664	22,539
[1]	Kinder Morgan Inc.	7.800%	8/1/31	8,881	10,054
[1]	Kinder Morgan Inc.	7.750%	1/15/32	27,572	30,980
	Kinder Morgan Inc.	4.800%	2/1/33	20,083	18,899
	Kinder Morgan Inc.	5.200%	6/1/33	46,613	45,011
	Marathon Oil Corp.	6.800%	3/15/32	11,935	12,985
	Marathon Oil Corp.	5.700%	4/1/34	15,450	15,721
	MPLX LP	2.650%	8/15/30	31,597	27,001
	MPLX LP	4.950%	9/1/32	25,431	24,201
	MPLX LP	5.000%	3/1/33	27,062	25,719
	MPLX LP	5.500%	6/1/34	10,000	9,782
	NOV Inc.	3.600%	12/1/29	12,722	11,653
	Occidental Petroleum Corp.	8.875%	7/15/30	22,294	25,585
	Occidental Petroleum Corp.	6.625%	9/1/30	48,347	50,514
	Occidental Petroleum Corp.	6.125%	1/1/31	26,384	26,963
	Occidental Petroleum Corp.	7.500%	5/1/31	21,259	23,411
	Occidental Petroleum Corp.	7.875%	9/15/31	8,839	9,906
	ONEOK Inc.	3.400%	9/1/29	11,847	10,801
	ONEOK Inc.	3.100%	3/15/30	27,074	24,005
	ONEOK Inc.	3.250%	6/1/30	10,730	9,595
	ONEOK Inc.	5.800%	11/1/30	10,575	10,770
	ONEOK Inc.	6.350%	1/15/31	8,664	9,046
	ONEOK Inc.	6.100%	11/15/32	18,141	18,686
	ONEOK Inc.	6.050%	9/1/33	45,021	46,107
	Ovintiv Inc.	8.125%	9/15/30	2,230	2,505
	Ovintiv Inc.	7.200%	11/1/31	9,875	10,637
	Ovintiv Inc.	7.375%	11/1/31	11,937	13,005
	Ovintiv Inc.	6.250%	7/15/33	18,061	18,552
	Patterson-UTI Energy Inc.	5.150%	11/15/29	4,276	4,166
	Patterson-UTI Energy Inc.	7.150%	10/1/33	10,270	10,867
	Phillips 66	2.150%	12/15/30	20,142	16,649
	Phillips 66 Co.	3.150%	12/15/29	13,505	12,139
	Phillips 66 Co.	5.250%	6/15/31	11,005	10,905
	Phillips 66 Co.	5.300%	6/30/33	26,524	26,079
	Pioneer Natural Resources Co.	1.900%	8/15/30	43,810	36,611
	Pioneer Natural Resources Co.	2.150%	1/15/31	31,543	26,478
	Plains All American Pipeline LP	3.550%	12/15/29	29,023	26,384
	Plains All American Pipeline LP	3.800%	9/15/30	19,865	18,087
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	50,173	47,913
	Schlumberger Investment SA	2.650%	6/26/30	42,102	36,868
	Schlumberger Investment SA	4.850%	5/15/33	7,791	7,627
	Schlumberger Investment SA	5.000%	6/1/34	12,500	12,261
	Shell International Finance BV	2.375%	11/7/29	37,910	33,311
	Shell International Finance BV	2.750%	4/6/30	43,998	39,065
	Suncor Energy Inc.	7.150%	2/1/32	13,728	14,985
	Targa Resources Corp.	4.200%	2/1/33	18,757	16,839
	Targa Resources Corp.	6.125%	3/15/33	20,261	20,791
	Targa Resources Corp.	6.500%	3/30/34	21,513	22,709
	Targa Resources Partners LP	5.500%	3/1/30	24,295	24,036
	Targa Resources Partners LP	4.875%	2/1/31	28,503	27,094
	Targa Resources Partners LP	4.000%	1/15/32	30,726	27,441
	Texas Eastern Transmission LP	7.000%	7/15/32	6,285	6,845
	TotalEnergies Capital International SA	2.829%	1/10/30	29,728	26,560
	TotalEnergies Capital SA	5.150%	4/5/34	32,435	32,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	4.100%	4/15/30	37,514	35,198
	TransCanada PipeLines Ltd.	2.500%	10/12/31	20,599	17,102
	TransCanada PipeLines Ltd.	4.625%	3/1/34	32,803	30,463
	TransCanada PipeLines Ltd.	5.600%	3/31/34	7,820	7,754
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	22,264	19,929
	Valero Energy Corp.	2.800%	12/1/31	16,648	14,041
	Valero Energy Corp.	7.500%	4/15/32	12,543	14,173
	Western Midstream Operating LP	4.050%	2/1/30	24,343	22,588
	Western Midstream Operating LP	6.150%	4/1/33	19,475	19,799
	Williams Cos. Inc.	3.500%	11/15/30	35,704	32,163
	Williams Cos. Inc.	2.600%	3/15/31	38,571	32,450
	Williams Cos. Inc.	8.750%	3/15/32	2,154	2,555
	Williams Cos. Inc.	4.650%	8/15/32	22,953	21,754
	Williams Cos. Inc.	5.650%	3/15/33	23,248	23,388
	Williams Cos. Inc.	5.150%	3/15/34	31,200	30,288
					3,127,392
Financials (31.3%)
	ACE Capital Trust II	9.700%	4/1/30	1,407	1,668
	AerCap Ireland Capital DAC	6.150%	9/30/30	21,328	21,948
	AerCap Ireland Capital DAC	3.300%	1/30/32	104,260	88,807
	AerCap Ireland Capital DAC	3.400%	10/29/33	40,736	33,910
	AerCap Ireland Capital DAC	5.300%	1/19/34	13,026	12,670
	Affiliated Managers Group Inc.	3.300%	6/15/30	9,512	8,417
[3]	Aflac Inc.	3.600%	4/1/30	25,744	23,738
	Air Lease Corp.	3.250%	10/1/29	12,842	11,548
[1]	Air Lease Corp.	3.000%	2/1/30	10,996	9,687
	Air Lease Corp.	3.125%	12/1/30	19,152	16,658
[1]	Air Lease Corp.	2.875%	1/15/32	19,081	15,924
	Alleghany Corp.	3.625%	5/15/30	12,581	11,669
	Allstate Corp.	1.450%	12/15/30	20,786	16,438
	Allstate Corp.	5.250%	3/30/33	23,660	23,485
	Allstate Corp.	5.350%	6/1/33	6,367	6,354
[1]	Ally Financial Inc.	8.000%	11/1/31	54,779	59,936
	Ally Financial Inc.	8.000%	11/1/31	8,161	8,957
	American Express Co.	6.489%	10/30/31	25,760	27,427
	American Express Co.	4.989%	5/26/33	18,211	17,504
	American Express Co.	4.420%	8/3/33	34,139	32,101
	American Express Co.	5.043%	5/1/34	29,120	28,465
	American Express Co.	5.625%	7/28/34	9,855	9,806
	American Express Co.	5.915%	4/25/35	12,210	12,350
	American Financial Group Inc.	5.250%	4/2/30	7,944	7,816
	American International Group Inc.	4.250%	3/15/29	4,441	4,249
	American International Group Inc.	3.400%	6/30/30	6,273	5,675
	American International Group Inc.	5.125%	3/27/33	21,006	20,626
	Ameriprise Financial Inc.	4.500%	5/13/32	12,241	11,707
	Ameriprise Financial Inc.	5.150%	5/15/33	20,199	20,133
	Aon Corp.	3.750%	5/2/29	19,659	18,404
	Aon Corp.	2.800%	5/15/30	27,890	24,313
	Aon Corp.	2.050%	8/23/31	9,364	7,525
	Aon Corp.	2.600%	12/2/31	9,596	7,987
	Aon Corp.	5.000%	9/12/32	13,269	12,890
	Aon Corp.	5.350%	2/28/33	27,035	26,648
	Aon North America Inc.	5.300%	3/1/31	12,641	12,587
	Aon North America Inc.	5.450%	3/1/34	43,511	43,123
	Apollo Global Management Inc.	6.375%	11/15/33	12,654	13,442
	Ares Capital Corp.	5.950%	7/15/29	21,600	21,326
	Ares Capital Corp.	3.200%	11/15/31	17,038	14,114
[2,4]	Ares Strategic Income Fund	6.350%	8/15/29	15,700	15,635
	Arthur J Gallagher & Co.	2.400%	11/9/31	10,825	8,773
	Arthur J Gallagher & Co.	5.500%	3/2/33	10,840	10,797
	Arthur J Gallagher & Co.	6.500%	2/15/34	9,630	10,182
	Assurant Inc.	4.900%	3/27/28	1	—
	Assurant Inc.	3.700%	2/22/30	6,887	6,169
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	13,650	11,793
	Athene Holding Ltd.	6.150%	4/3/30	10,861	11,204
	Athene Holding Ltd.	3.500%	1/15/31	12,610	11,131
	Athene Holding Ltd.	6.650%	2/1/33	9,522	10,026
	Athene Holding Ltd.	5.875%	1/15/34	25,122	25,058
	AXA SA	8.600%	12/15/30	23,496	27,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AXIS Specialty Finance LLC	3.900%	7/15/29	12,186	11,473
[1]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,859	2,600
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	19,785	21,767
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	21,905	21,898
	Banco Santander SA	3.306%	6/27/29	34,768	31,639
	Banco Santander SA	3.490%	5/28/30	26,895	23,961
	Banco Santander SA	2.749%	12/3/30	50,743	42,177
	Banco Santander SA	2.958%	3/25/31	12,220	10,408
	Banco Santander SA	3.225%	11/22/32	9,027	7,514
	Banco Santander SA	6.921%	8/8/33	46,840	49,268
	Banco Santander SA	6.938%	11/7/33	40,788	44,386
	Banco Santander SA	6.350%	3/14/34	36,858	37,127
[1]	Bank of America Corp.	3.419%	12/20/28	1	1
[1]	Bank of America Corp.	3.194%	7/23/30	56,611	51,063
[1]	Bank of America Corp.	2.884%	10/22/30	50,693	44,751
[1]	Bank of America Corp.	2.496%	2/13/31	87,347	74,869
[1]	Bank of America Corp.	2.592%	4/29/31	78,771	67,500
[1]	Bank of America Corp.	1.898%	7/23/31	65,133	53,158
[1]	Bank of America Corp.	1.922%	10/24/31	70,202	56,904
[1]	Bank of America Corp.	2.651%	3/11/32	56,963	47,867
	Bank of America Corp.	2.687%	4/22/32	102,485	86,093
	Bank of America Corp.	2.299%	7/21/32	83,515	67,959
	Bank of America Corp.	2.572%	10/20/32	75,209	62,038
[1]	Bank of America Corp.	2.972%	2/4/33	97,014	81,792
	Bank of America Corp.	4.571%	4/27/33	99,794	93,736
[1]	Bank of America Corp.	5.015%	7/22/33	124,734	121,473
	Bank of America Corp.	5.288%	4/25/34	131,413	129,364
	Bank of America Corp.	5.872%	9/15/34	102,368	104,766
	Bank of America Corp.	5.468%	1/23/35	128,485	127,713
	Bank of America Corp.	2.482%	9/21/36	62,061	49,617
	Bank of America Corp.	3.846%	3/8/37	41,234	36,155
[4]	Bank of Montreal	5.511%	6/4/31	18,800	18,881
	Bank of Montreal	3.088%	1/10/37	33,380	27,038
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	24,597	22,395
	Bank of New York Mellon Corp.	4.596%	7/26/30	19,665	19,107
[1]	Bank of New York Mellon Corp.	1.650%	1/28/31	4,381	3,535
[1]	Bank of New York Mellon Corp.	1.800%	7/28/31	16,864	13,553
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,426	4,507
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	27,383	25,573
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	41,944	43,276
	Bank of New York Mellon Corp.	4.706%	2/1/34	19,780	18,869
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	19,682	19,113
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	18,291	19,703
[1]	Bank of New York Mellon Corp.	5.188%	3/14/35	25,800	25,341
[4]	Bank of Nova Scotia	5.450%	8/1/29	6,250	6,274
	Bank of Nova Scotia	4.850%	2/1/30	34,189	33,499
	Bank of Nova Scotia	2.150%	8/1/31	17,417	14,176
	Bank of Nova Scotia	2.450%	2/2/32	22,371	18,323
	Bank of Nova Scotia	5.650%	2/1/34	20,002	20,234
	Bank of Nova Scotia	4.588%	5/4/37	30,565	27,406
	BankUnited Inc.	5.125%	6/11/30	7,721	6,960
[1]	Barclays plc	5.088%	6/20/30	41,467	39,839
	Barclays plc	2.645%	6/24/31	6,945	5,852
	Barclays plc	2.667%	3/10/32	22,018	18,233
	Barclays plc	2.894%	11/24/32	21,052	17,379
	Barclays plc	5.746%	8/9/33	33,259	33,166
	Barclays plc	7.437%	11/2/33	57,069	62,750
	Barclays plc	6.224%	5/9/34	55,454	56,768
	Barclays plc	7.119%	6/27/34	44,687	47,331
	Barclays plc	6.692%	9/13/34	41,446	43,932
	Barclays plc	3.564%	9/23/35	9,634	8,281
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	12,483	10,598
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	21,847	17,783
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	25,224	21,914
	BlackRock Funding Inc.	5.000%	3/14/34	25,515	25,191
	BlackRock Inc.	2.400%	4/30/30	25,368	22,071
	BlackRock Inc.	1.900%	1/28/31	38,032	31,371
	BlackRock Inc.	2.100%	2/25/32	25,890	21,056
	BlackRock Inc.	4.750%	5/25/33	22,867	22,314
[2]	Blackstone Private Credit Fund	5.950%	7/16/29	10,270	10,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Blackstone Private Credit Fund	6.250%	1/25/31	14,446	14,443
[2]	Blue Owl Credit Income Corp.	6.600%	9/15/29	12,435	12,366
	Blue Owl Credit Income Corp.	6.650%	3/15/31	19,491	19,273
[2]	Blue Owl Finance LLC	6.250%	4/18/34	25,050	25,218
	Brighthouse Financial Inc.	5.625%	5/15/30	13,141	13,146
	Brookfield Capital Finance LLC	6.087%	6/14/33	13,560	13,887
	Brookfield Finance I UK plc	2.340%	1/30/32	15,319	12,264
	Brookfield Finance Inc.	4.350%	4/15/30	18,210	17,251
	Brookfield Finance Inc.	2.724%	4/15/31	7,465	6,308
	Brookfield Finance Inc.	6.350%	1/5/34	17,090	17,914
	Brown & Brown Inc.	2.375%	3/15/31	19,176	15,690
	Brown & Brown Inc.	4.200%	3/17/32	16,827	15,162
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	27,228	24,025
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	28,648	29,577
	Capital One Financial Corp.	5.247%	7/26/30	5,060	4,942
[1]	Capital One Financial Corp.	7.624%	10/30/31	36,457	39,866
	Capital One Financial Corp.	2.359%	7/29/32	27,530	21,451
	Capital One Financial Corp.	2.618%	11/2/32	17,392	14,051
	Capital One Financial Corp.	5.268%	5/10/33	40,316	38,792
	Capital One Financial Corp.	5.817%	2/1/34	31,142	30,719
	Capital One Financial Corp.	6.377%	6/8/34	60,360	61,834
	Capital One Financial Corp.	6.051%	2/1/35	15,155	15,217
	Cboe Global Markets Inc.	1.625%	12/15/30	13,845	11,185
	Cboe Global Markets Inc.	3.000%	3/16/32	7,753	6,637
	Charles Schwab Corp.	2.750%	10/1/29	10,147	9,076
	Charles Schwab Corp.	4.625%	3/22/30	14,883	14,644
	Charles Schwab Corp.	1.650%	3/11/31	19,467	15,518
	Charles Schwab Corp.	2.300%	5/13/31	27,851	23,233
	Charles Schwab Corp.	1.950%	12/1/31	15,763	12,563
	Charles Schwab Corp.	2.900%	3/3/32	13,109	11,137
	Charles Schwab Corp.	5.853%	5/19/34	35,539	36,092
	Charles Schwab Corp.	6.136%	8/24/34	31,585	32,679
	Chubb INA Holdings LLC	1.375%	9/15/30	31,295	25,358
	Chubb INA Holdings LLC	5.000%	3/15/34	27,280	26,901
	CI Financial Corp.	3.200%	12/17/30	22,356	17,505
[1]	Citibank NA	5.570%	4/30/34	52,285	53,026
[1]	Citigroup Inc.	2.976%	11/5/30	57,419	50,890
[1]	Citigroup Inc.	2.666%	1/29/31	54,658	47,349
[1]	Citigroup Inc.	4.412%	3/31/31	120,103	114,065
[1]	Citigroup Inc.	2.572%	6/3/31	84,002	71,627
	Citigroup Inc.	2.561%	5/1/32	67,288	55,948
	Citigroup Inc.	6.625%	6/15/32	26,534	28,252
	Citigroup Inc.	2.520%	11/3/32	20,781	17,041
	Citigroup Inc.	3.057%	1/25/33	87,451	73,936
	Citigroup Inc.	3.785%	3/17/33	87,261	77,554
	Citigroup Inc.	4.910%	5/24/33	43,697	41,891
	Citigroup Inc.	6.000%	10/31/33	9,102	9,378
	Citigroup Inc.	6.270%	11/17/33	70,257	73,716
	Citigroup Inc.	6.174%	5/25/34	96,364	97,822
	Citigroup Inc.	5.827%	2/13/35	58,050	57,289
	Citizens Financial Group Inc.	2.500%	2/6/30	2,392	2,016
	Citizens Financial Group Inc.	3.250%	4/30/30	12,998	11,350
	Citizens Financial Group Inc.	2.638%	9/30/32	15,540	11,818
	Citizens Financial Group Inc.	6.645%	4/25/35	18,995	19,480
	Citizens Financial Group Inc.	5.641%	5/21/37	9,996	9,241
	CME Group Inc.	2.650%	3/15/32	18,999	16,209
	CNA Financial Corp.	2.050%	8/15/30	2,142	1,771
	CNA Financial Corp.	5.500%	6/15/33	12,858	12,730
	CNA Financial Corp.	5.125%	2/15/34	13,165	12,604
	CNO Financial Group Inc.	6.450%	6/15/34	4,420	4,432
	Comerica Bank	5.332%	8/25/33	12,959	11,547
	Corebridge Financial Inc.	3.900%	4/5/32	34,006	30,366
[2]	Corebridge Financial Inc.	6.050%	9/15/33	11,842	12,110
	Corebridge Financial Inc.	5.750%	1/15/34	18,880	18,980
	Credit Suisse USA LLC	7.125%	7/15/32	30,429	33,538
	Deutsche Bank AG	5.882%	7/8/31	1,774	1,735
[1]	Deutsche Bank AG	3.547%	9/18/31	41,499	36,521
	Deutsche Bank AG	3.729%	1/14/32	33,400	28,163
	Deutsche Bank AG	3.035%	5/28/32	23,859	19,996
	Deutsche Bank AG	3.742%	1/7/33	30,214	24,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	7.079%	2/10/34	38,656	39,652
[1]	Discover Bank	2.700%	2/6/30	9,983	8,496
	Discover Financial Services	6.700%	11/29/32	24,706	25,829
	Discover Financial Services	7.964%	11/2/34	25,756	28,964
	Enstar Group Ltd.	4.950%	6/1/29	15,760	15,049
	Enstar Group Ltd.	3.100%	9/1/31	17,465	14,149
	Equitable Holdings Inc.	5.594%	1/11/33	13,790	13,834
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,591	6,234
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,108	13,048
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	22,347	21,894
[2]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	14,991	15,102
	Fidelity National Financial Inc.	4.500%	8/15/28	1,973	1,893
	Fidelity National Financial Inc.	3.400%	6/15/30	12,101	10,699
	Fidelity National Financial Inc.	2.450%	3/15/31	15,276	12,371
	Fifth Third Bancorp	4.772%	7/28/30	24,962	23,983
	Fifth Third Bancorp	5.631%	1/29/32	24,063	23,830
	Fifth Third Bancorp	4.337%	4/25/33	15,944	14,508
	First American Financial Corp.	4.000%	5/15/30	8,673	7,752
	First American Financial Corp.	2.400%	8/15/31	16,724	13,185
[1]	First Horizon Bank	5.750%	5/1/30	9,560	9,072
[2]	Franklin BSP Capital Corp.	7.200%	6/15/29	4,200	4,189
	Franklin Resources Inc.	1.600%	10/30/30	22,623	18,197
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
[4]	FS KKR Capital Corp.	6.875%	8/15/29	8,550	8,471
	GATX Corp.	4.000%	6/30/30	9,277	8,569
	GATX Corp.	1.900%	6/1/31	9,990	7,899
	GATX Corp.	3.500%	6/1/32	8,958	7,737
	GATX Corp.	4.900%	3/15/33	9,272	8,857
	GATX Corp.	5.450%	9/15/33	13,898	13,633
	GATX Corp.	6.050%	3/15/34	1,470	1,494
	GATX Corp.	6.900%	5/1/34	5,450	5,894
	Global Payments Inc.	3.200%	8/15/29	38,693	34,550
	Global Payments Inc.	5.300%	8/15/29	12,120	11,970
	Global Payments Inc.	2.900%	5/15/30	24,237	20,975
	Global Payments Inc.	2.900%	11/15/31	18,511	15,424
	Global Payments Inc.	5.400%	8/15/32	20,550	20,163
	Globe Life Inc.	2.150%	8/15/30	8,351	6,664
	Globe Life Inc.	4.800%	6/15/32	10,447	9,680
	Goldman Sachs Capital I	6.345%	2/15/34	14,611	15,051
	Goldman Sachs Group Inc.	2.600%	2/7/30	43,120	37,556
	Goldman Sachs Group Inc.	3.800%	3/15/30	65,803	61,107
	Goldman Sachs Group Inc.	1.992%	1/27/32	53,653	43,252
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,841	74,163
	Goldman Sachs Group Inc.	2.383%	7/21/32	97,308	79,405
	Goldman Sachs Group Inc.	2.650%	10/21/32	74,574	61,726
	Goldman Sachs Group Inc.	6.125%	2/15/33	37,748	39,852
	Goldman Sachs Group Inc.	3.102%	2/24/33	105,458	89,572
	Goldman Sachs Group Inc.	6.561%	10/24/34	34,451	36,938
	Goldman Sachs Group Inc.	5.851%	4/25/35	62,721	64,047
	Golub Capital BDC Inc.	6.000%	7/15/29	17,014	16,672
	Hanover Insurance Group Inc.	2.500%	9/1/30	8,575	7,152
	Hartford Financial Services Group Inc.	2.800%	8/19/29	15,682	13,929
	HSBC Holdings plc	4.950%	3/31/30	67,682	66,318
[1]	HSBC Holdings plc	3.973%	5/22/30	42,316	39,394
[1]	HSBC Holdings plc	2.848%	6/4/31	23,290	20,012
[1]	HSBC Holdings plc	2.357%	8/18/31	29,613	24,561
	HSBC Holdings plc	5.733%	5/17/32	26,428	26,521
	HSBC Holdings plc	2.804%	5/24/32	74,734	62,631
	HSBC Holdings plc	2.871%	11/22/32	43,365	36,106
	HSBC Holdings plc	4.762%	3/29/33	52,386	48,403
	HSBC Holdings plc	5.402%	8/11/33	64,407	63,594
	HSBC Holdings plc	8.113%	11/3/33	57,949	65,609
	HSBC Holdings plc	6.254%	3/9/34	70,451	73,429
	HSBC Holdings plc	6.547%	6/20/34	39,777	41,078
	HSBC Holdings plc	7.399%	11/13/34	51,064	55,425
	HSBC Holdings plc	5.719%	3/4/35	30,535	30,686
	Huntington Bancshares Inc.	2.550%	2/4/30	15,938	13,515
	Huntington Bancshares Inc.	5.023%	5/17/33	15,969	15,053
	Huntington Bancshares Inc.	5.709%	2/2/35	29,505	28,971
	Huntington Bancshares Inc.	2.487%	8/15/36	7,777	5,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington National Bank	5.650%	1/10/30	22,622	22,629
	ING Groep NV	2.727%	4/1/32	18,859	15,887
	ING Groep NV	4.252%	3/28/33	20,887	19,256
	ING Groep NV	6.114%	9/11/34	21,011	21,668
	ING Groep NV	5.550%	3/19/35	42,640	42,207
	Intercontinental Exchange Inc.	4.350%	6/15/29	31,881	30,790
	Intercontinental Exchange Inc.	2.100%	6/15/30	32,378	27,252
	Intercontinental Exchange Inc.	1.850%	9/15/32	38,836	29,973
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,850	36,964
	Jackson Financial Inc.	3.125%	11/23/31	9,984	8,279
	Jackson Financial Inc.	5.670%	6/8/32	5,484	5,479
	Jefferies Financial Group Inc.	4.150%	1/23/30	25,222	23,263
	Jefferies Financial Group Inc.	2.625%	10/15/31	25,952	20,924
	Jefferies Financial Group Inc.	2.750%	10/15/32	11,353	8,990
	Jefferies Financial Group Inc.	6.200%	4/14/34	38,372	38,517
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	76
	JPMorgan Chase & Co.	4.565%	6/14/30	57,076	55,165
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	96,474	84,841
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	81,762	78,496
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	54,324	46,652
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	77,048	66,929
	JPMorgan Chase & Co.	1.764%	11/19/31	36,704	29,598
	JPMorgan Chase & Co.	1.953%	2/4/32	76,852	62,160
	JPMorgan Chase & Co.	2.580%	4/22/32	99,236	83,340
	JPMorgan Chase & Co.	2.545%	11/8/32	74,111	61,247
	JPMorgan Chase & Co.	2.963%	1/25/33	92,783	78,604
	JPMorgan Chase & Co.	4.586%	4/26/33	55,403	52,408
	JPMorgan Chase & Co.	4.912%	7/25/33	118,128	114,429
	JPMorgan Chase & Co.	5.717%	9/14/33	87,580	88,522
	JPMorgan Chase & Co.	5.350%	6/1/34	98,651	97,959
	JPMorgan Chase & Co.	6.254%	10/23/34	74,209	78,312
	JPMorgan Chase & Co.	5.336%	1/23/35	83,221	82,310
	JPMorgan Chase & Co.	5.766%	4/22/35	74,655	76,276
	Kemper Corp.	2.400%	9/30/30	8,340	6,724
	Kemper Corp.	3.800%	2/23/32	10,450	8,823
[1]	KeyBank NA	4.900%	8/8/32	17,759	15,684
	KeyBank NA	5.000%	1/26/33	25,083	22,997
[1]	KeyCorp	2.550%	10/1/29	16,664	14,061
[1]	KeyCorp	4.789%	6/1/33	17,206	15,631
	KeyCorp	6.401%	3/6/35	25,438	25,601
	Lazard Group LLC	6.000%	3/15/31	12,370	12,490
	Lincoln National Corp.	3.050%	1/15/30	4,384	3,872
	Lincoln National Corp.	3.400%	1/15/31	10,854	9,525
	Lincoln National Corp.	3.400%	3/1/32	3,781	3,272
	Lincoln National Corp.	5.852%	3/15/34	6,910	6,872
[4]	Lloyds Banking Group plc	5.721%	6/5/30	9,000	9,053
	Lloyds Banking Group plc	4.976%	8/11/33	30,851	29,499
	Lloyds Banking Group plc	7.953%	11/15/33	24,962	27,940
	Lloyds Banking Group plc	5.679%	1/5/35	47,685	47,512
	Loews Corp.	3.200%	5/15/30	13,200	11,863
	LPL Holdings Inc.	6.000%	5/20/34	12,400	12,434
	M&T Bank Corp.	6.082%	3/13/32	22,505	22,304
	M&T Bank Corp.	5.053%	1/27/34	21,782	20,040
	Manulife Financial Corp.	3.703%	3/16/32	19,672	17,853
	Markel Group Inc.	3.350%	9/17/29	8,708	7,900
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,654	15,755
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	11,398	9,399
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	10,449	10,833
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	20,021	20,240
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	15,872	15,781
	Mastercard Inc.	2.950%	6/1/29	29,424	26,883
	Mastercard Inc.	3.350%	3/26/30	40,134	36,872
	Mastercard Inc.	1.900%	3/15/31	14,871	12,341
	Mastercard Inc.	2.000%	11/18/31	23,114	18,910
	Mastercard Inc.	4.850%	3/9/33	12,755	12,641
	Mastercard Inc.	4.875%	5/9/34	14,810	14,604
	MetLife Inc.	4.550%	3/23/30	26,031	25,441
	MetLife Inc.	6.500%	12/15/32	8,152	8,865
	MetLife Inc.	5.375%	7/15/33	22,596	22,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	53,947	48,926
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	29,921	25,866
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	35,359	29,342
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	2,450	2,460
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	50,022	40,946
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	13,514	11,136
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	25,034	21,082
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	17,250	16,068
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	40,233	39,564
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	20,031	20,139
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	29,226	29,387
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	25,109	25,210
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	34,724	34,543
	Mizuho Financial Group Inc.	3.261%	5/22/30	1,400	1,268
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	24,525	21,996
[1]	Mizuho Financial Group Inc.	2.869%	9/13/30	14,490	12,751
[1]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,696	3,144
	Mizuho Financial Group Inc.	5.739%	5/27/31	22,662	22,914
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	14,780	12,233
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	20,718	16,815
	Mizuho Financial Group Inc.	2.564%	9/13/31	28,620	23,258
	Mizuho Financial Group Inc.	2.172%	5/22/32	10,537	8,491
	Mizuho Financial Group Inc.	2.260%	7/9/32	11,888	9,605
	Mizuho Financial Group Inc.	5.669%	9/13/33	30,273	30,486
	Mizuho Financial Group Inc.	5.754%	5/27/34	19,924	20,180
	Mizuho Financial Group Inc.	5.748%	7/6/34	38,645	39,177
	Morgan Stanley	1.593%	5/4/27	11	10
[1]	Morgan Stanley	2.699%	1/22/31	89,813	78,131
[1]	Morgan Stanley	3.622%	4/1/31	72,733	66,403
[1]	Morgan Stanley	1.794%	2/13/32	48,129	38,328
	Morgan Stanley	7.250%	4/1/32	51,789	58,552
[1]	Morgan Stanley	1.928%	4/28/32	51,713	41,281
[1]	Morgan Stanley	2.239%	7/21/32	88,315	71,606
[1]	Morgan Stanley	2.511%	10/20/32	60,900	50,039
	Morgan Stanley	2.943%	1/21/33	51,265	43,200
	Morgan Stanley	4.889%	7/20/33	52,156	49,978
	Morgan Stanley	6.342%	10/18/33	84,826	89,691
[1]	Morgan Stanley	5.250%	4/21/34	96,676	94,542
[1]	Morgan Stanley	5.424%	7/21/34	67,651	66,958
	Morgan Stanley	6.627%	11/1/34	39,476	42,474
	Morgan Stanley	5.466%	1/18/35	60,185	59,765
	Morgan Stanley	5.831%	4/19/35	78,120	79,686
	Morgan Stanley	2.484%	9/16/36	85,583	67,446
	Morgan Stanley	5.297%	4/20/37	47,150	44,999
	Morgan Stanley	5.948%	1/19/38	56,323	55,921
	Morgan Stanley	5.942%	2/7/39	30,715	30,374
	Nasdaq Inc.	1.650%	1/15/31	14,641	11,682
	Nasdaq Inc.	5.550%	2/15/34	33,519	33,474
[1]	NatWest Group plc	4.445%	5/8/30	39,487	37,560
	NatWest Group plc	6.016%	3/2/34	21,429	21,900
	NatWest Group plc	6.475%	6/1/34	12,000	12,206
	NatWest Group plc	5.778%	3/1/35	36,275	36,325
[1]	NatWest Group plc	3.032%	11/28/35	18,286	15,348
	NMI Holdings Inc.	6.000%	8/15/29	4,681	4,637
	Nomura Holdings Inc.	5.605%	7/6/29	13,770	13,795
	Nomura Holdings Inc.	3.103%	1/16/30	42,628	37,469
	Nomura Holdings Inc.	2.679%	7/16/30	21,013	17,816
	Nomura Holdings Inc.	2.608%	7/14/31	28,044	23,007
	Nomura Holdings Inc.	2.999%	1/22/32	29,256	24,390
	Nomura Holdings Inc.	6.181%	1/18/33	15,871	16,546
	Nomura Holdings Inc.	6.087%	7/12/33	7,787	8,095
	Northern Trust Corp.	1.950%	5/1/30	23,161	19,516
	Northern Trust Corp.	6.125%	11/2/32	25,137	26,080
	Old Republic International Corp.	5.750%	3/28/34	10,400	10,349
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	13,616	11,343
	ORIX Corp.	4.000%	4/13/32	13,263	12,191
	ORIX Corp.	5.200%	9/13/32	12,790	12,776
	PartnerRe Finance B LLC	3.700%	7/2/29	12,060	11,224
	PartnerRe Finance B LLC	4.500%	10/1/50	9,039	8,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PayPal Holdings Inc.	2.850%	10/1/29	37,688	33,822
	PayPal Holdings Inc.	2.300%	6/1/30	19,500	16,694
	PayPal Holdings Inc.	4.400%	6/1/32	26,647	25,338
	PayPal Holdings Inc.	5.150%	6/1/34	24,700	24,299
[1]	PNC Bank NA	2.700%	10/22/29	17,965	15,595
	PNC Financial Services Group Inc.	2.550%	1/22/30	39,326	34,157
	PNC Financial Services Group Inc.	2.307%	4/23/32	22,944	18,902
	PNC Financial Services Group Inc.	4.626%	6/6/33	23,647	21,895
	PNC Financial Services Group Inc.	6.037%	10/28/33	29,928	30,718
	PNC Financial Services Group Inc.	5.068%	1/24/34	43,649	41,910
	PNC Financial Services Group Inc.	5.939%	8/18/34	16,272	16,564
	PNC Financial Services Group Inc.	6.875%	10/20/34	63,716	69,007
	PNC Financial Services Group Inc.	5.676%	1/22/35	42,303	42,293
	Primerica Inc.	2.800%	11/19/31	15,798	13,073
	Principal Financial Group Inc.	2.125%	6/15/30	10,588	8,797
	Principal Financial Group Inc.	5.375%	3/15/33	15,103	15,032
	Progressive Corp.	3.200%	3/26/30	4,190	3,795
	Progressive Corp.	3.000%	3/15/32	14,162	12,205
	Progressive Corp.	6.250%	12/1/32	7,565	8,086
	Progressive Corp.	4.950%	6/15/33	17,586	17,383
[1]	Prudential Financial Inc.	2.100%	3/10/30	14,999	12,752
[1]	Prudential Financial Inc.	5.750%	7/15/33	2,914	3,032
[1]	Prudential Financial Inc.	3.700%	10/1/50	21,675	18,586
	Prudential Financial Inc.	5.125%	3/1/52	25,945	24,060
	Prudential Financial Inc.	6.000%	9/1/52	31,542	30,821
	Prudential Financial Inc.	6.750%	3/1/53	6,582	6,717
	Prudential Financial Inc.	6.500%	3/15/54	30,505	30,613
	Prudential Funding Asia plc	3.125%	4/14/30	26,346	23,457
	Prudential Funding Asia plc	3.625%	3/24/32	9,352	8,341
	Raymond James Financial Inc.	4.650%	4/1/30	12,674	12,349
	Reinsurance Group of America Inc.	3.150%	6/15/30	12,624	11,136
	Reinsurance Group of America Inc.	6.000%	9/15/33	12,076	12,252
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	19,910	19,753
[1]	Royal Bank of Canada	2.300%	11/3/31	42,817	35,252
	Royal Bank of Canada	3.875%	5/4/32	28,015	25,543
[1]	Royal Bank of Canada	5.000%	2/1/33	45,847	44,940
[1]	Royal Bank of Canada	5.000%	5/2/33	18,627	18,328
[1]	Royal Bank of Canada	5.150%	2/1/34	22,792	22,462
	Santander Holdings USA Inc.	7.660%	11/9/31	16,903	18,272
	Santander Holdings USA Inc.	6.342%	5/31/35	10,000	10,012
	Santander UK Group Holdings plc	2.896%	3/15/32	21,851	18,311
	State Street Corp.	2.400%	1/24/30	32,869	28,782
	State Street Corp.	2.200%	3/3/31	23,811	19,745
	State Street Corp.	3.152%	3/30/31	8,128	7,302
	State Street Corp.	4.421%	5/13/33	9,450	8,926
	State Street Corp.	4.164%	8/4/33	26,171	24,082
	State Street Corp.	4.821%	1/26/34	18,505	17,795
	State Street Corp.	5.159%	5/18/34	25,434	25,008
[1]	State Street Corp.	3.031%	11/1/34	12,481	10,930
	State Street Corp.	6.123%	11/21/34	10,391	10,737
	Stewart Information Services Corp.	3.600%	11/15/31	11,016	9,152
	Stifel Financial Corp.	4.000%	5/15/30	9,253	8,469
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	70,216	63,051
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	8,814	7,940
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	7,587	6,681
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	39,429	40,082
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	44,620	38,944
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	32,058	26,670
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	24,444	20,187
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	5,398	4,301
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	14,052	11,386
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	43,377	44,491
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	31,293	32,118
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	19,810	20,455
	Synchrony Financial	2.875%	10/28/31	17,442	14,018
[1]	Toronto-Dominion Bank	2.000%	9/10/31	24,060	19,406
[1]	Toronto-Dominion Bank	2.450%	1/12/32	18,898	15,488
[1]	Toronto-Dominion Bank	3.200%	3/10/32	29,406	25,342
	Toronto-Dominion Bank	4.456%	6/8/32	50,775	47,742
	TPG Operating Group II LP	5.875%	3/5/34	15,570	15,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travelers Property Casualty Corp.	6.375%	3/15/33	12,253	13,295
[1]	Truist Bank	2.250%	3/11/30	30,472	25,177
[1]	Truist Financial Corp.	1.950%	6/5/30	18,957	15,551
[1]	Truist Financial Corp.	4.916%	7/28/33	26,480	24,423
[1]	Truist Financial Corp.	6.123%	10/28/33	18,887	19,276
[1]	Truist Financial Corp.	5.122%	1/26/34	38,274	36,433
[1]	Truist Financial Corp.	5.867%	6/8/34	40,220	40,368
[1]	Truist Financial Corp.	5.711%	1/24/35	51,847	51,539
	Unum Group	4.000%	6/15/29	11,049	10,360
[1]	US Bancorp	3.000%	7/30/29	24,346	21,613
[1]	US Bancorp	1.375%	7/22/30	32,664	26,132
[1]	US Bancorp	2.677%	1/27/33	24,713	20,250
[1]	US Bancorp	4.967%	7/22/33	30,275	28,273
	US Bancorp	5.850%	10/21/33	35,831	36,232
	US Bancorp	4.839%	2/1/34	45,676	43,000
	US Bancorp	5.836%	6/12/34	49,811	50,178
	US Bancorp	5.678%	1/23/35	53,977	53,887
	US Bancorp	2.491%	11/3/36	32,830	25,660
	Visa Inc.	2.050%	4/15/30	39,094	33,414
	Visa Inc.	1.100%	2/15/31	29,221	23,043
[1]	Wells Fargo & Co.	3.196%	6/17/27	184	176
[1]	Wells Fargo & Co.	7.950%	11/15/29	4,677	5,174
[1]	Wells Fargo & Co.	2.879%	10/30/30	100,628	88,643
[1]	Wells Fargo & Co.	2.572%	2/11/31	80,395	69,157
[1]	Wells Fargo & Co.	4.478%	4/4/31	64,513	61,398
[1]	Wells Fargo & Co.	3.350%	3/2/33	92,798	80,006
[1]	Wells Fargo & Co.	4.897%	7/25/33	95,358	91,248
	Wells Fargo & Co.	5.389%	4/24/34	100,601	98,990
[1]	Wells Fargo & Co.	5.557%	7/25/34	98,141	97,664
	Wells Fargo & Co.	6.491%	10/23/34	78,540	83,564
	Wells Fargo & Co.	5.499%	1/23/35	81,398	80,699
	Western Union Co.	2.750%	3/15/31	7,657	6,362
	Westpac Banking Corp.	2.650%	1/16/30	18,482	16,361
	Westpac Banking Corp.	2.150%	6/3/31	32,807	27,233
	Westpac Banking Corp.	5.405%	8/10/33	29,694	28,953
	Westpac Banking Corp.	6.820%	11/17/33	14,399	15,413
	Westpac Banking Corp.	4.110%	7/24/34	32,344	29,735
	Westpac Banking Corp.	2.668%	11/15/35	39,670	32,549
	Westpac Banking Corp.	3.020%	11/18/36	28,442	23,271
	Willis North America Inc.	2.950%	9/15/29	23,483	20,898
	Willis North America Inc.	5.350%	5/15/33	25,300	24,655
	Wintrust Financial Corp.	4.850%	6/6/29	3,541	3,235
	Zions Bancorp NA	3.250%	10/29/29	12,966	10,754
					14,672,216
Health Care (9.5%)
	Abbott Laboratories	1.400%	6/30/30	13,937	11,470
	AbbVie Inc.	3.200%	11/21/29	149,363	136,066
	AbbVie Inc.	4.950%	3/15/31	47,539	47,177
	AbbVie Inc.	5.050%	3/15/34	72,100	71,298
	Adventist Health System	5.430%	3/1/32	9,395	9,257
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	6,849	5,856
	Agilent Technologies Inc.	2.750%	9/15/29	13,069	11,609
	Agilent Technologies Inc.	2.100%	6/4/30	12,106	10,136
	Agilent Technologies Inc.	2.300%	3/12/31	23,946	19,851
	Amgen Inc.	4.050%	8/18/29	40,115	38,143
	Amgen Inc.	2.450%	2/21/30	34,684	30,037
	Amgen Inc.	5.250%	3/2/30	65,553	65,737
	Amgen Inc.	2.300%	2/25/31	34,817	29,112
	Amgen Inc.	2.000%	1/15/32	10,814	8,641
	Amgen Inc.	3.350%	2/22/32	29,951	26,382
	Amgen Inc.	4.200%	3/1/33	13,813	12,732
	Amgen Inc.	5.250%	3/2/33	106,029	105,225
[1]	Ascension Health	2.532%	11/15/29	19,804	17,432
	AstraZeneca Finance LLC	4.900%	3/3/30	1,534	1,530
	AstraZeneca Finance LLC	4.900%	2/26/31	20,931	20,783
	AstraZeneca Finance LLC	2.250%	5/28/31	26,601	22,338
	AstraZeneca Finance LLC	4.875%	3/3/33	12,847	12,657
	AstraZeneca Finance LLC	5.000%	2/26/34	44,898	44,347
	AstraZeneca plc	1.375%	8/6/30	53,066	43,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banner Health	2.338%	1/1/30	7,177	6,187
	Banner Health	1.897%	1/1/31	7,059	5,813
	Baxter International Inc.	3.950%	4/1/30	11,930	11,023
	Baxter International Inc.	1.730%	4/1/31	10,537	8,297
	Baxter International Inc.	2.539%	2/1/32	53,165	43,160
[1]	Baylor Scott & White Holdings	1.777%	11/15/30	4,248	3,478
	Becton Dickinson & Co.	2.823%	5/20/30	25,081	21,929
	Becton Dickinson & Co.	1.957%	2/11/31	31,970	25,936
	Becton Dickinson & Co.	4.298%	8/22/32	9,541	8,874
	Becton Dickinson & Co.	5.110%	2/8/34	6,320	6,168
	Biogen Inc.	2.250%	5/1/30	38,259	32,232
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	22,383	19,702
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	9,225	8,457
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	7,208	5,924
	Boston Scientific Corp.	2.650%	6/1/30	33,900	29,530
	Bristol-Myers Squibb Co.	3.400%	7/26/29	64,049	59,315
	Bristol-Myers Squibb Co.	1.450%	11/13/30	30,728	24,667
	Bristol-Myers Squibb Co.	5.750%	2/1/31	15,546	16,080
	Bristol-Myers Squibb Co.	5.100%	2/22/31	50,323	50,214
	Bristol-Myers Squibb Co.	2.950%	3/15/32	46,053	39,505
	Bristol-Myers Squibb Co.	5.900%	11/15/33	18,438	19,268
	Bristol-Myers Squibb Co.	5.200%	2/22/34	56,916	56,526
	Cardinal Health Inc.	5.450%	2/15/34	12,675	12,597
[1]	Cedars-Sinai Health System	2.288%	8/15/31	7,095	5,883
	Cencora Inc.	2.800%	5/15/30	8,319	7,278
	Cencora Inc.	2.700%	3/15/31	30,494	25,858
	Cencora Inc.	5.125%	2/15/34	5,657	5,531
	Centene Corp.	4.625%	12/15/29	89,226	83,991
	Centene Corp.	3.375%	2/15/30	56,438	49,719
	Centene Corp.	3.000%	10/15/30	48,018	40,818
	Centene Corp.	2.500%	3/1/31	55,051	44,902
	Centene Corp.	2.625%	8/1/31	33,962	27,618
	Cigna Group	2.400%	3/15/30	35,767	30,696
	Cigna Group	2.375%	3/15/31	41,084	34,155
	Cigna Group	5.125%	5/15/31	16,325	16,148
	Cigna Group	5.400%	3/15/33	19,337	19,305
	Cigna Group	5.250%	2/15/34	36,783	36,076
	CommonSpirit Health	3.347%	10/1/29	24,029	21,947
	CommonSpirit Health	5.205%	12/1/31	19,265	18,901
	CommonSpirit Health	5.318%	12/1/34	7,970	7,801
	CVS Health Corp.	3.250%	8/15/29	44,100	39,816
	CVS Health Corp.	5.125%	2/21/30	34,590	34,021
	CVS Health Corp.	3.750%	4/1/30	34,605	31,611
	CVS Health Corp.	1.750%	8/21/30	39,481	31,843
	CVS Health Corp.	5.250%	1/30/31	25,908	25,494
	CVS Health Corp.	1.875%	2/28/31	45,322	36,059
	CVS Health Corp.	5.550%	6/1/31	30,000	29,924
	CVS Health Corp.	2.125%	9/15/31	15,861	12,636
	CVS Health Corp.	5.250%	2/21/33	49,410	48,003
	CVS Health Corp.	5.300%	6/1/33	24,990	24,318
	CVS Health Corp.	5.700%	6/1/34	17,690	17,605
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	18,381	16,025
	DH Europe Finance II Sarl	2.600%	11/15/29	27,391	24,241
	Elevance Health Inc.	4.101%	3/1/28	1	—
	Elevance Health Inc.	5.150%	6/15/29	4,000	3,993
	Elevance Health Inc.	2.875%	9/15/29	28,460	25,384
	Elevance Health Inc.	2.250%	5/15/30	28,872	24,475
	Elevance Health Inc.	2.550%	3/15/31	28,465	24,053
	Elevance Health Inc.	4.100%	5/15/32	11,011	10,134
	Elevance Health Inc.	5.500%	10/15/32	13,613	13,740
	Elevance Health Inc.	4.750%	2/15/33	29,659	28,452
	Elevance Health Inc.	5.375%	6/15/34	7,000	6,977
	Eli Lilly & Co.	4.700%	2/27/33	25,266	24,703
	Eli Lilly & Co.	4.700%	2/9/34	39,154	38,044
	GE HealthCare Technologies Inc.	5.857%	3/15/30	34,114	34,979
	GE HealthCare Technologies Inc.	5.905%	11/22/32	45,169	46,498
	Gilead Sciences Inc.	1.650%	10/1/30	34,541	28,158
	Gilead Sciences Inc.	5.250%	10/15/33	23,977	23,985
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1	—
	GlaxoSmithKline Capital plc	3.375%	6/1/29	22,691	21,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	4.125%	6/15/29	39,968	37,654
	HCA Inc.	3.500%	9/1/30	71,227	63,747
	HCA Inc.	5.450%	4/1/31	14,590	14,497
	HCA Inc.	2.375%	7/15/31	20,740	16,920
	HCA Inc.	3.625%	3/15/32	61,688	53,905
	HCA Inc.	5.500%	6/1/33	38,008	37,526
	HCA Inc.	5.600%	4/1/34	31,447	31,168
	Humana Inc.	3.125%	8/15/29	21,496	19,329
	Humana Inc.	4.875%	4/1/30	7,811	7,620
	Humana Inc.	5.375%	4/15/31	23,046	22,825
	Humana Inc.	2.150%	2/3/32	24,216	19,169
	Humana Inc.	5.875%	3/1/33	23,389	23,700
	Humana Inc.	5.950%	3/15/34	22,390	22,815
	Illumina Inc.	2.550%	3/23/31	12,549	10,261
	Johnson & Johnson	6.950%	9/1/29	2,185	2,418
	Johnson & Johnson	1.300%	9/1/30	58,493	47,813
	Johnson & Johnson	4.375%	12/5/33	4,540	4,415
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,198	4,627
	Laboratory Corp. of America Holdings	2.700%	6/1/31	20,900	17,683
	McKesson Corp.	5.100%	7/15/33	15,120	15,046
	Medtronic Global Holdings SCA	4.500%	3/30/33	26,789	25,616
	Merck & Co. Inc.	1.900%	12/10/28	10,416	9,191
	Merck & Co. Inc.	4.300%	5/17/30	18,186	17,597
	Merck & Co. Inc.	1.450%	6/24/30	35,830	29,276
	Merck & Co. Inc.	2.150%	12/10/31	51,945	42,824
	Merck & Co. Inc.	4.500%	5/17/33	39,374	37,862
	Novartis Capital Corp.	2.200%	8/14/30	46,356	39,890
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	8,845	6,126
	OhioHealth Corp.	2.297%	11/15/31	7,735	6,382
	Pfizer Inc.	2.625%	4/1/30	40,950	36,003
	Pfizer Inc.	1.700%	5/28/30	23,435	19,505
	Pfizer Inc.	1.750%	8/18/31	29,648	23,879
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	74,645	72,982
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	135,818	131,393
[1]	Piedmont Healthcare Inc.	2.044%	1/1/32	7,192	5,743
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	15,122	13,205
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	16,200	16,189
	Quest Diagnostics Inc.	4.200%	6/30/29	19,584	18,822
	Quest Diagnostics Inc.	2.950%	6/30/30	24,180	21,307
	Quest Diagnostics Inc.	2.800%	6/30/31	13,843	11,803
	Quest Diagnostics Inc.	6.400%	11/30/33	14,711	15,695
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	33,093	26,952
	Revvity Inc.	3.300%	9/15/29	22,371	20,280
	Revvity Inc.	2.550%	3/15/31	10,253	8,541
	Revvity Inc.	2.250%	9/15/31	13,050	10,595
	Royalty Pharma plc	2.200%	9/2/30	19,197	15,864
	Royalty Pharma plc	2.150%	9/2/31	16,375	13,057
[1]	Rush Obligated Group	3.922%	11/15/29	2,731	2,570
	Smith & Nephew plc	2.032%	10/14/30	22,612	18,524
	Smith & Nephew plc	5.400%	3/20/34	16,450	16,123
[2]	Solventum Corp.	5.450%	3/13/31	24,340	23,997
[2]	Solventum Corp.	5.600%	3/23/34	40,145	39,440
[1]	Stanford Health Care	3.310%	8/15/30	5,420	4,921
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	18,239	15,394
	Stryker Corp.	1.950%	6/15/30	25,798	21,611
[1]	Sutter Health	2.294%	8/15/30	17,995	15,349
	Sutter Health	5.164%	8/15/33	5,507	5,489
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	62,548	52,566
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	30,690	27,264
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	19,196	19,087
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	37,655	30,569
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	17,196	16,982
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	26,088	25,880
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	7,111	7,126
	UnitedHealth Group Inc.	2.875%	8/15/29	26,474	23,858
	UnitedHealth Group Inc.	5.300%	2/15/30	33,828	34,229
	UnitedHealth Group Inc.	2.000%	5/15/30	26,164	22,020
	UnitedHealth Group Inc.	4.900%	4/15/31	22,560	22,216
	UnitedHealth Group Inc.	2.300%	5/15/31	55,431	46,307
	UnitedHealth Group Inc.	4.200%	5/15/32	41,242	38,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.350%	2/15/33	36,002	36,361
	UnitedHealth Group Inc.	4.500%	4/15/33	37,729	35,807
	UnitedHealth Group Inc.	5.000%	4/15/34	18,714	18,364
	Universal Health Services Inc.	2.650%	10/15/30	19,457	16,404
	Universal Health Services Inc.	2.650%	1/15/32	13,161	10,686
	UPMC	5.035%	5/15/33	15,000	14,646
	Viatris Inc.	2.700%	6/22/30	36,099	30,374
	Wyeth LLC	6.500%	2/1/34	4,036	4,402
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	20,536	16,995
	Zoetis Inc.	2.000%	5/15/30	21,713	18,129
	Zoetis Inc.	5.600%	11/16/32	24,023	24,531
					4,445,196
Industrials (6.3%)
	3M Co.	2.375%	8/26/29	23,245	20,200
	3M Co.	3.050%	4/15/30	6,443	5,707
	Acuity Brands Lighting Inc.	2.150%	12/15/30	13,609	11,186
	AGCO Corp.	5.800%	3/21/34	18,270	18,238
	Allegion plc	3.500%	10/1/29	10,676	9,774
	Allegion US Holding Co. Inc.	5.411%	7/1/32	17,062	16,892
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	2,230	1,884
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	9,084	8,316
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	11,517	10,208
	Amphenol Corp.	4.350%	6/1/29	14,351	13,867
	Amphenol Corp.	2.800%	2/15/30	23,312	20,647
	Amphenol Corp.	2.200%	9/15/31	17,428	14,248
	Amphenol Corp.	5.250%	4/5/34	15,350	15,301
	Boeing Co.	2.950%	2/1/30	14,032	11,922
	Boeing Co.	5.150%	5/1/30	120,218	114,684
	Boeing Co.	3.625%	2/1/31	39,930	34,695
[2]	Boeing Co.	6.388%	5/1/31	26,055	26,347
	Boeing Co.	3.600%	5/1/34	21,725	17,270
[2]	Boeing Co.	6.528%	5/1/34	64,350	65,228
	Canadian National Railway Co.	3.850%	8/5/32	20,183	18,450
	Canadian National Railway Co.	5.850%	11/1/33	7,532	7,916
	Canadian Pacific Railway Co.	2.875%	11/15/29	4,912	4,383
	Canadian Pacific Railway Co.	2.050%	3/5/30	17,391	14,708
	Canadian Pacific Railway Co.	7.125%	10/15/31	9,532	10,605
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,147	32,658
	Carrier Global Corp.	2.722%	2/15/30	56,950	49,972
	Carrier Global Corp.	2.700%	2/15/31	15,526	13,279
	Carrier Global Corp.	5.900%	3/15/34	26,866	27,908
	Caterpillar Inc.	2.600%	9/19/29	11,248	10,037
	Caterpillar Inc.	2.600%	4/9/30	24,177	21,285
	Caterpillar Inc.	1.900%	3/12/31	7,227	6,045
	CSX Corp.	2.400%	2/15/30	6,865	5,956
	CSX Corp.	4.100%	11/15/32	34,201	31,774
	Cummins Inc.	1.500%	9/1/30	22,872	18,593
	Cummins Inc.	5.150%	2/20/34	13,334	13,308
	Deere & Co.	5.375%	10/16/29	14,360	14,697
	Deere & Co.	3.100%	4/15/30	35,963	32,583
	Dover Corp.	2.950%	11/4/29	7,056	6,318
	Eaton Corp.	4.000%	11/2/32	14,969	13,893
	Eaton Corp.	4.150%	3/15/33	44,057	41,062
	Emerson Electric Co.	1.950%	10/15/30	26,653	22,395
	Emerson Electric Co.	2.200%	12/21/31	29,368	24,314
	FedEx Corp.	3.100%	8/5/29	25,751	23,389
	FedEx Corp.	4.250%	5/15/30	20,227	19,351
	FedEx Corp.	2.400%	5/15/31	21,440	18,009
	FedEx Corp.	4.900%	1/15/34	15,702	15,191
	Flowserve Corp.	3.500%	10/1/30	13,225	11,736
	GE Capital Funding LLC	4.550%	5/15/32	20,644	19,672
	General Dynamics Corp.	3.625%	4/1/30	28,035	26,093
	General Dynamics Corp.	2.250%	6/1/31	9,821	8,239
[1]	General Electric Co.	6.750%	3/15/32	7,641	8,343
	HEICO Corp.	5.350%	8/1/33	16,080	15,921
	Honeywell International Inc.	2.700%	8/15/29	21,690	19,490
	Honeywell International Inc.	4.875%	9/1/29	19,862	19,824
	Honeywell International Inc.	1.950%	6/1/30	26,947	22,790
	Honeywell International Inc.	1.750%	9/1/31	35,702	28,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	4.950%	9/1/31	19,084	19,009
	Honeywell International Inc.	5.000%	2/15/33	25,204	25,163
	Honeywell International Inc.	4.500%	1/15/34	24,137	23,029
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,234	14,229
	IDEX Corp.	3.000%	5/1/30	15,436	13,482
	Ingersoll Rand Inc.	5.176%	6/15/29	19,235	19,204
	Ingersoll Rand Inc.	5.314%	6/15/31	12,825	12,836
	Ingersoll Rand Inc.	5.700%	8/14/33	27,556	28,090
	Jacobs Engineering Group Inc.	5.900%	3/1/33	13,533	13,455
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	5,209	4,810
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	10,207	8,718
[1]	John Deere Capital Corp.	2.800%	7/18/29	16,585	14,970
[1]	John Deere Capital Corp.	4.850%	10/11/29	2,255	2,247
[1]	John Deere Capital Corp.	2.450%	1/9/30	16,166	14,211
[1]	John Deere Capital Corp.	4.700%	6/10/30	33,819	33,336
	John Deere Capital Corp.	1.450%	1/15/31	16,265	13,120
[1]	John Deere Capital Corp.	4.900%	3/7/31	23,680	23,481
[1]	John Deere Capital Corp.	2.000%	6/17/31	745	613
[1]	John Deere Capital Corp.	3.900%	6/7/32	16,191	14,955
[1]	John Deere Capital Corp.	4.350%	9/15/32	19,643	18,735
[1]	John Deere Capital Corp.	5.150%	9/8/33	21,716	21,763
[1]	John Deere Capital Corp.	5.100%	4/11/34	28,600	28,445
	Johnson Controls International plc	1.750%	9/15/30	18,864	15,442
	Johnson Controls International plc	2.000%	9/16/31	9,917	7,947
	Johnson Controls International plc	4.900%	12/1/32	7,319	7,126
	Kennametal Inc.	2.800%	3/1/31	7,286	6,114
	Keysight Technologies Inc.	3.000%	10/30/29	13,054	11,606
	L3Harris Technologies Inc.	5.050%	6/1/29	8,425	8,346
	L3Harris Technologies Inc.	1.800%	1/15/31	22,811	18,345
	L3Harris Technologies Inc.	5.250%	6/1/31	17,750	17,562
	L3Harris Technologies Inc.	5.400%	7/31/33	37,281	36,971
	LKQ Corp.	6.250%	6/15/33	15,238	15,662
	Lockheed Martin Corp.	1.850%	6/15/30	17,664	14,731
	Lockheed Martin Corp.	3.900%	6/15/32	24,829	23,003
	Lockheed Martin Corp.	5.250%	1/15/33	28,068	28,419
	Nordson Corp.	5.800%	9/15/33	13,484	13,800
	Norfolk Southern Corp.	2.550%	11/1/29	16,228	14,215
	Norfolk Southern Corp.	5.050%	8/1/30	20,843	20,727
	Norfolk Southern Corp.	2.300%	5/15/31	11,414	9,531
	Norfolk Southern Corp.	3.000%	3/15/32	22,962	19,656
	Norfolk Southern Corp.	4.450%	3/1/33	12,963	12,213
	Norfolk Southern Corp.	5.550%	3/15/34	12,321	12,511
	Northrop Grumman Corp.	4.400%	5/1/30	20,798	19,999
	Northrop Grumman Corp.	4.700%	3/15/33	28,824	27,722
	nVent Finance Sarl	2.750%	11/15/31	7,363	6,014
	nVent Finance Sarl	5.650%	5/15/33	12,916	12,854
	Oshkosh Corp.	3.100%	3/1/30	9,702	8,553
	Otis Worldwide Corp.	2.565%	2/15/30	45,137	39,302
[1]	PACCAR Financial Corp.	5.000%	3/22/34	9,520	9,433
	Parker-Hannifin Corp.	3.250%	6/14/29	40,272	36,843
	Parker-Hannifin Corp.	4.500%	9/15/29	38,395	37,277
	Pentair Finance Sarl	4.500%	7/1/29	12,858	12,389
	Pentair Finance Sarl	5.900%	7/15/32	9,627	9,823
[1]	Regal Rexnord Corp.	6.300%	2/15/30	28,534	29,210
	Regal Rexnord Corp.	6.400%	4/15/33	32,386	33,335
	Republic Services Inc.	2.300%	3/1/30	16,179	13,908
	Republic Services Inc.	1.450%	2/15/31	22,574	17,829
	Republic Services Inc.	1.750%	2/15/32	17,319	13,539
	Republic Services Inc.	2.375%	3/15/33	8,597	6,832
	Republic Services Inc.	5.000%	4/1/34	20,275	19,783
	Rockwell Automation Inc.	1.750%	8/15/31	12,338	9,851
	RTX Corp.	2.250%	7/1/30	30,476	25,813
	RTX Corp.	6.000%	3/15/31	23,978	24,891
	RTX Corp.	1.900%	9/1/31	32,284	25,675
	RTX Corp.	2.375%	3/15/32	32,593	26,496
	RTX Corp.	5.150%	2/27/33	29,440	28,946
	RTX Corp.	6.100%	3/15/34	36,575	38,269
[1]	Ryder System Inc.	5.500%	6/1/29	6,300	6,325
	Ryder System Inc.	6.600%	12/1/33	26,132	27,841
	Southwest Airlines Co.	2.625%	2/10/30	20,896	17,922

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teledyne Technologies Inc.	2.750%	4/1/31	26,467	22,387
	Textron Inc.	3.900%	9/17/29	8,410	7,845
	Textron Inc.	3.000%	6/1/30	16,620	14,542
	Textron Inc.	2.450%	3/15/31	12,285	10,235
	Textron Inc.	6.100%	11/15/33	8,725	9,002
	Timken Co.	4.125%	4/1/32	9,530	8,576
	Trane Technologies Financing Ltd.	5.250%	3/3/33	19,115	19,150
	Trimble Inc.	6.100%	3/15/33	21,579	22,188
[2]	Triton Container International Ltd.	3.150%	6/15/31	5,795	4,786
	Triton Container International Ltd.	3.250%	3/15/32	15,140	12,247
	Tyco Electronics Group SA	2.500%	2/4/32	16,315	13,693
	Union Pacific Corp.	2.400%	2/5/30	12,561	10,928
	Union Pacific Corp.	2.375%	5/20/31	17,181	14,518
	Union Pacific Corp.	2.800%	2/14/32	26,429	22,629
	Union Pacific Corp.	4.500%	1/20/33	23,933	22,904
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	9,950	9,982
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,387	3,101
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,349	2,188
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	14,633	12,511
	United Parcel Service Inc.	2.500%	9/1/29	8,428	7,481
	United Parcel Service Inc.	4.450%	4/1/30	18,920	18,429
	United Parcel Service Inc.	4.875%	3/3/33	22,523	22,107
	United Parcel Service Inc.	5.150%	5/22/34	22,400	22,290
[1]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	368	368
[2]	Veralto Corp.	5.450%	9/18/33	21,266	21,065
	Vontier Corp.	2.950%	4/1/31	13,528	11,154
	Waste Connections Inc.	2.600%	2/1/30	16,890	14,809
	Waste Connections Inc.	2.200%	1/15/32	15,971	12,905
	Waste Connections Inc.	3.200%	6/1/32	10,717	9,256
	Waste Connections Inc.	4.200%	1/15/33	20,056	18,556
	Waste Connections Inc.	5.000%	3/1/34	18,424	17,932
	Waste Management Inc.	2.000%	6/1/29	16,112	14,002
	Waste Management Inc.	4.625%	2/15/30	19,603	19,202
	Waste Management Inc.	1.500%	3/15/31	26,035	20,782
	Waste Management Inc.	4.150%	4/15/32	23,999	22,544
	Waste Management Inc.	4.625%	2/15/33	9,919	9,543
	Waste Management Inc.	4.875%	2/15/34	31,099	30,339
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	13,130	13,172
	Xylem Inc.	2.250%	1/30/31	13,525	11,245
					2,964,704
Materials (3.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	27,401	23,297
	Air Products and Chemicals Inc.	4.750%	2/8/31	7,006	6,909
	Air Products and Chemicals Inc.	4.800%	3/3/33	19,433	19,007
	Air Products and Chemicals Inc.	4.850%	2/8/34	18,665	18,200
	Albemarle Corp.	5.050%	6/1/32	16,671	16,033
	Amcor Finance USA Inc.	5.625%	5/26/33	15,165	15,311
	Amcor Flexibles North America Inc.	2.630%	6/19/30	6,053	5,147
	Amcor Flexibles North America Inc.	2.690%	5/25/31	21,085	17,606
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	18,342	15,922
	AptarGroup Inc.	3.600%	3/15/32	10,460	9,084
	ArcelorMittal SA	4.250%	7/16/29	13,052	12,452
	ArcelorMittal SA	6.800%	11/29/32	29,991	31,941
[2]	Berry Global Inc.	5.800%	6/15/31	19,800	19,712
[2]	Berry Global Inc.	5.650%	1/15/34	20,055	19,568
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	15,057	15,150
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	15,556	15,165
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	32,604	32,408
	Cabot Corp.	4.000%	7/1/29	8,913	8,332
	Cabot Corp.	5.000%	6/30/32	8,285	8,120
	Carlisle Cos. Inc.	2.750%	3/1/30	13,961	12,168
	Carlisle Cos. Inc.	2.200%	3/1/32	13,653	10,878
	Celanese US Holdings LLC	6.330%	7/15/29	10,993	11,289
	Celanese US Holdings LLC	6.550%	11/15/30	25,820	26,966
	Celanese US Holdings LLC	6.379%	7/15/32	22,627	23,264
	Celanese US Holdings LLC	6.700%	11/15/33	31,011	32,617
	CF Industries Inc.	5.150%	3/15/34	19,505	18,645
	CRH America Finance Inc.	5.400%	5/21/34	18,500	18,302
	Dow Chemical Co.	7.375%	11/1/29	17,684	19,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	2.100%	11/15/30	16,340	13,709
	Dow Chemical Co.	6.300%	3/15/33	13,739	14,544
	Dow Chemical Co.	5.150%	2/15/34	809	794
	Eagle Materials Inc.	2.500%	7/1/31	19,800	16,508
	Eastman Chemical Co.	5.750%	3/8/33	16,394	16,507
	Eastman Chemical Co.	5.625%	2/20/34	17,143	17,055
	Ecolab Inc.	4.800%	3/24/30	20,219	20,035
	Ecolab Inc.	1.300%	1/30/31	13,838	10,969
	Ecolab Inc.	2.125%	2/1/32	16,840	13,781
	EIDP Inc.	2.300%	7/15/30	11,403	9,741
	EIDP Inc.	4.800%	5/15/33	15,806	15,290
	FMC Corp.	3.450%	10/1/29	15,426	13,861
	FMC Corp.	5.650%	5/18/33	15,728	15,466
	Freeport-McMoRan Inc.	5.250%	9/1/29	16,324	16,318
	Freeport-McMoRan Inc.	4.250%	3/1/30	14,493	13,629
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,353	8,940
	Georgia-Pacific LLC	7.750%	11/15/29	16,007	17,972
	Georgia-Pacific LLC	8.875%	5/15/31	6,142	7,465
	Huntsman International LLC	2.950%	6/15/31	7,384	6,068
	Kinross Gold Corp.	6.250%	7/15/33	13,923	14,561
	Linde Inc.	1.100%	8/10/30	22,241	17,803
	LYB International Finance III LLC	2.250%	10/1/30	9,644	8,116
	LYB International Finance III LLC	5.625%	5/15/33	11,717	11,877
	LYB International Finance III LLC	5.500%	3/1/34	22,649	22,384
[1]	Martin Marietta Materials Inc.	2.500%	3/15/30	14,718	12,690
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,919	21,398
	Mosaic Co.	5.450%	11/15/33	6,892	6,805
	NewMarket Corp.	2.700%	3/18/31	9,013	7,473
	Newmont Corp.	2.800%	10/1/29	18,409	16,329
	Newmont Corp.	2.250%	10/1/30	29,388	24,803
	Newmont Corp.	2.600%	7/15/32	25,882	21,389
[2]	Newmont Corp.	5.350%	3/15/34	26,295	26,133
	Nucor Corp.	2.700%	6/1/30	15,747	13,844
	Nucor Corp.	3.125%	4/1/32	25,287	21,845
	Nutrien Ltd.	2.950%	5/13/30	9,750	8,607
	Packaging Corp. of America	3.000%	12/15/29	12,708	11,306
	Packaging Corp. of America	5.700%	12/1/33	9,611	9,733
	PPG Industries Inc.	2.800%	8/15/29	6,979	6,219
	PPG Industries Inc.	2.550%	6/15/30	8,398	7,243
	Reliance Inc.	2.150%	8/15/30	15,121	12,550
	Rio Tinto Alcan Inc.	7.250%	3/15/31	6,806	7,507
	Rio Tinto Alcan Inc.	6.125%	12/15/33	21,914	23,084
	Rio Tinto Finance USA plc	5.000%	3/9/33	13,510	13,371
	Rohm & Haas Co.	7.850%	7/15/29	16,216	17,844
	RPM International Inc.	2.950%	1/15/32	6,867	5,719
	Sherwin-Williams Co.	2.950%	8/15/29	17,894	16,033
	Sherwin-Williams Co.	2.300%	5/15/30	11,800	10,052
	Sherwin-Williams Co.	2.200%	3/15/32	10,277	8,297
[2]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	11,338	11,200
[2]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	25,978	25,531
	Sonoco Products Co.	3.125%	5/1/30	14,119	12,479
	Sonoco Products Co.	2.850%	2/1/32	14,377	12,007
	Steel Dynamics Inc.	3.450%	4/15/30	14,778	13,416
	Steel Dynamics Inc.	3.250%	1/15/31	16,646	14,679
	Suzano Austria GmbH	5.000%	1/15/30	24,929	23,450
	Suzano Austria GmbH	3.750%	1/15/31	28,597	24,684
[1]	Suzano Austria GmbH	3.125%	1/15/32	26,511	21,412
	Teck Resources Ltd.	3.900%	7/15/30	12,664	11,655
	Vale Overseas Ltd.	3.750%	7/8/30	36,802	33,062
	Vale Overseas Ltd.	6.125%	6/12/33	42,350	42,491
	Vale Overseas Ltd.	8.250%	1/17/34	7,848	9,137
	Vulcan Materials Co.	3.500%	6/1/30	19,419	17,624
	Westlake Corp.	3.375%	6/15/30	5,955	5,333
	WestRock MWV LLC	8.200%	1/15/30	11,195	12,644
	WestRock MWV LLC	7.950%	2/15/31	6,193	6,993
	WRKCo Inc.	4.200%	6/1/32	6,849	6,353
	WRKCo Inc.	3.000%	6/15/33	24,485	20,396
	Yamana Gold Inc.	2.630%	8/15/31	12,968	10,768
					1,471,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (5.7%)
	Agree LP	2.900%	10/1/30	8,857	7,577
	Agree LP	4.800%	10/1/32	11,898	11,166
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	8,670	8,321
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	4,870	4,260
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	11,051	10,616
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	17,822	17,359
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	17,933	15,749
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	23,792	18,538
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	26,731	20,038
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	19,533	15,740
	American Assets Trust LP	3.375%	2/1/31	12,909	10,576
	American Homes 4 Rent LP	2.375%	7/15/31	11,249	9,085
	American Homes 4 Rent LP	3.625%	4/15/32	17,388	15,073
	American Homes 4 Rent LP	5.500%	2/1/34	15,455	15,127
	American Tower Corp.	3.800%	8/15/29	42,108	38,956
	American Tower Corp.	2.900%	1/15/30	18,188	15,938
	American Tower Corp.	2.100%	6/15/30	14,824	12,322
	American Tower Corp.	1.875%	10/15/30	21,300	17,194
	American Tower Corp.	2.700%	4/15/31	23,589	19,839
	American Tower Corp.	2.300%	9/15/31	12,603	10,203
	American Tower Corp.	4.050%	3/15/32	20,434	18,529
	American Tower Corp.	5.650%	3/15/33	26,505	26,561
	American Tower Corp.	5.550%	7/15/33	24,867	24,721
	American Tower Corp.	5.450%	2/15/34	25,602	25,288
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	6,283	5,750
[1]	AvalonBay Communities Inc.	2.300%	3/1/30	9,439	8,097
[1]	AvalonBay Communities Inc.	2.450%	1/15/31	10,579	8,952
	AvalonBay Communities Inc.	2.050%	1/15/32	14,874	12,093
	AvalonBay Communities Inc.	5.000%	2/15/33	11,636	11,293
	AvalonBay Communities Inc.	5.300%	12/7/33	14,364	14,205
	Boston Properties LP	3.400%	6/21/29	21,830	19,321
	Boston Properties LP	2.900%	3/15/30	14,525	12,286
	Boston Properties LP	3.250%	1/30/31	42,902	36,152
	Boston Properties LP	2.550%	4/1/32	21,956	17,106
	Boston Properties LP	2.450%	10/1/33	14,757	10,904
	Boston Properties LP	6.500%	1/15/34	12,875	13,082
	Brixmor Operating Partnership LP	4.050%	7/1/30	16,639	15,320
	Brixmor Operating Partnership LP	2.500%	8/16/31	8,658	7,066
	Brixmor Operating Partnership LP	5.500%	2/15/34	15,680	15,309
	Broadstone Net Lease LLC	2.600%	9/15/31	9,191	7,253
	Camden Property Trust	3.150%	7/1/29	15,704	14,195
	Camden Property Trust	2.800%	5/15/30	18,868	16,542
	Camden Property Trust	4.900%	1/15/34	11,210	10,675
	CBRE Services Inc.	2.500%	4/1/31	13,138	10,837
	COPT Defense Properties LP	2.000%	1/15/29	8,362	7,078
	COPT Defense Properties LP	2.750%	4/15/31	21,049	17,326
	Crown Castle Inc.	3.100%	11/15/29	11,773	10,459
	Crown Castle Inc.	3.300%	7/1/30	18,039	15,959
	Crown Castle Inc.	2.250%	1/15/31	30,337	24,844
	Crown Castle Inc.	2.100%	4/1/31	25,284	20,346
	Crown Castle Inc.	2.500%	7/15/31	21,943	18,025
	Crown Castle Inc.	5.100%	5/1/33	23,163	22,241
	Crown Castle Inc.	5.800%	3/1/34	22,365	22,517
	CubeSmart LP	3.000%	2/15/30	7,114	6,234
	CubeSmart LP	2.000%	2/15/31	16,037	12,792
	CubeSmart LP	2.500%	2/15/32	16,185	13,101
	Digital Realty Trust LP	3.600%	7/1/29	22,863	21,050
	DOC DR LLC	2.625%	11/1/31	10,283	8,456
	EPR Properties	3.750%	8/15/29	12,875	11,436
	EPR Properties	3.600%	11/15/31	10,811	8,976
	Equinix Inc.	3.200%	11/18/29	30,254	27,099
	Equinix Inc.	2.150%	7/15/30	19,154	15,883
	Equinix Inc.	2.500%	5/15/31	22,162	18,390
	Equinix Inc.	3.900%	4/15/32	29,986	27,033
	ERP Operating LP	3.000%	7/1/29	22,095	19,964
	ERP Operating LP	2.500%	2/15/30	19,521	16,897
	ERP Operating LP	1.850%	8/1/31	15,014	12,067
	Essential Properties LP	2.950%	7/15/31	9,794	7,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	3.000%	1/15/30	14,056	12,367
	Essex Portfolio LP	1.650%	1/15/31	4,234	3,320
	Essex Portfolio LP	2.550%	6/15/31	7,776	6,414
	Essex Portfolio LP	2.650%	3/15/32	16,458	13,442
	Extra Space Storage LP	4.000%	6/15/29	9,505	8,887
	Extra Space Storage LP	5.500%	7/1/30	10,178	10,180
	Extra Space Storage LP	2.200%	10/15/30	10,507	8,594
	Extra Space Storage LP	5.900%	1/15/31	19,680	20,024
	Extra Space Storage LP	2.550%	6/1/31	12,350	10,163
	Extra Space Storage LP	2.400%	10/15/31	14,692	11,972
	Extra Space Storage LP	2.350%	3/15/32	18,314	14,506
	Extra Space Storage LP	5.400%	2/1/34	12,267	11,923
	Federal Realty OP LP	3.200%	6/15/29	9,354	8,434
	Federal Realty OP LP	3.500%	6/1/30	10,203	9,196
	GLP Capital LP	4.000%	1/15/30	17,577	15,935
	GLP Capital LP	4.000%	1/15/31	17,856	15,877
	GLP Capital LP	3.250%	1/15/32	21,528	17,879
	GLP Capital LP	6.750%	12/1/33	3,889	4,046
	Healthcare Realty Holdings LP	3.100%	2/15/30	9,432	8,193
	Healthcare Realty Holdings LP	2.000%	3/15/31	24,481	19,223
	Healthpeak OP LLC	3.500%	7/15/29	19,633	18,026
	Healthpeak OP LLC	3.000%	1/15/30	19,041	16,806
	Healthpeak OP LLC	2.875%	1/15/31	14,855	12,735
	Healthpeak OP LLC	5.250%	12/15/32	18,898	18,501
	Highwoods Realty LP	3.050%	2/15/30	12,323	10,370
	Highwoods Realty LP	2.600%	2/1/31	7,084	5,637
	Highwoods Realty LP	7.650%	2/1/34	11,788	12,651
[1]	Host Hotels & Resorts LP	3.375%	12/15/29	12,810	11,380
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	19,235	16,966
[1]	Host Hotels & Resorts LP	2.900%	12/15/31	14,127	11,724
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	8,767	8,734
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	13,044	10,234
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	14,914	13,576
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	8,921	8,800
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	8,524	6,705
	Kilroy Realty LP	4.250%	8/15/29	11,899	10,732
	Kilroy Realty LP	3.050%	2/15/30	12,514	10,520
	Kilroy Realty LP	2.500%	11/15/32	11,143	8,300
	Kilroy Realty LP	2.650%	11/15/33	13,404	9,797
	Kimco Realty OP LLC	2.700%	10/1/30	7,476	6,412
	Kimco Realty OP LLC	2.250%	12/1/31	13,655	10,862
	Kimco Realty OP LLC	3.200%	4/1/32	15,896	13,548
	Kimco Realty OP LLC	4.600%	2/1/33	19,560	18,256
	Kimco Realty OP LLC	6.400%	3/1/34	10,443	11,007
	Kite Realty Group LP	5.500%	3/1/34	10,499	10,237
	Kite Realty Group Trust	4.750%	9/15/30	10,724	10,189
	LXP Industrial Trust	2.700%	9/15/30	9,966	8,307
	LXP Industrial Trust	2.375%	10/1/31	10,672	8,431
	Mid-America Apartments LP	2.750%	3/15/30	4,241	3,732
	Mid-America Apartments LP	1.700%	2/15/31	18,203	14,466
	Mid-America Apartments LP	5.300%	2/15/32	5,000	4,957
	Mid-America Apartments LP	5.000%	3/15/34	7,973	7,696
	National Health Investors Inc.	3.000%	2/1/31	12,551	10,210
	NNN REIT Inc.	2.500%	4/15/30	7,289	6,194
	NNN REIT Inc.	5.600%	10/15/33	14,291	14,216
	NNN REIT Inc.	5.500%	6/15/34	4,950	4,884
	Omega Healthcare Investors Inc.	3.625%	10/1/29	12,527	11,143
	Omega Healthcare Investors Inc.	3.375%	2/1/31	14,891	12,657
	Omega Healthcare Investors Inc.	3.250%	4/15/33	20,441	16,375
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,725	6,261
	Piedmont Operating Partnership LP	3.150%	8/15/30	7,889	6,233
	Piedmont Operating Partnership LP	2.750%	4/1/32	4,663	3,370
	Prologis LP	3.875%	9/15/28	1	—
	Prologis LP	2.875%	11/15/29	9,693	8,679
	Prologis LP	2.250%	4/15/30	33,189	28,305
	Prologis LP	1.750%	7/1/30	10,630	8,713
	Prologis LP	1.250%	10/15/30	18,283	14,480
	Prologis LP	1.750%	2/1/31	11,675	9,431
	Prologis LP	1.625%	3/15/31	4,249	3,373
	Prologis LP	2.250%	1/15/32	15,008	12,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	4.625%	1/15/33	17,744	16,912
	Prologis LP	4.750%	6/15/33	21,696	20,813
	Prologis LP	5.125%	1/15/34	16,217	15,952
	Prologis LP	5.000%	3/15/34	17,704	17,256
	Public Storage Operating Co.	2.300%	5/1/31	11,892	9,915
	Public Storage Operating Co.	2.250%	11/9/31	27,089	22,153
	Public Storage Operating Co.	5.100%	8/1/33	15,032	14,820
	Rayonier LP	2.750%	5/17/31	7,260	5,992
	Realty Income Corp.	3.250%	6/15/29	13,076	11,975
	Realty Income Corp.	4.000%	7/15/29	12,710	11,968
	Realty Income Corp.	3.100%	12/15/29	12,223	10,929
	Realty Income Corp.	3.400%	1/15/30	12,497	11,310
	Realty Income Corp.	4.850%	3/15/30	15,288	14,934
	Realty Income Corp.	3.250%	1/15/31	29,246	25,804
	Realty Income Corp.	3.200%	2/15/31	10,274	8,968
	Realty Income Corp.	2.700%	2/15/32	3,666	3,037
	Realty Income Corp.	5.625%	10/13/32	25,820	26,075
	Realty Income Corp.	2.850%	12/15/32	22,403	18,409
	Realty Income Corp.	4.900%	7/15/33	14,897	14,201
	Realty Income Corp.	5.125%	2/15/34	16,408	15,879
	Regency Centers LP	2.950%	9/15/29	11,499	10,262
	Regency Centers LP	3.700%	6/15/30	15,848	14,466
	Regency Centers LP	5.250%	1/15/34	11,120	10,811
	Rexford Industrial Realty LP	2.125%	12/1/30	11,847	9,627
	Rexford Industrial Realty LP	2.150%	9/1/31	10,584	8,430
	Sabra Health Care LP	3.900%	10/15/29	16,183	14,464
	Sabra Health Care LP	3.200%	12/1/31	33,986	27,977
	Safehold GL Holdings LLC	2.800%	6/15/31	10,625	8,839
	Safehold GL Holdings LLC	2.850%	1/15/32	7,182	5,880
	Simon Property Group LP	2.450%	9/13/29	29,754	25,934
	Simon Property Group LP	2.650%	7/15/30	21,138	18,297
	Simon Property Group LP	2.200%	2/1/31	13,577	11,169
	Simon Property Group LP	2.250%	1/15/32	15,054	12,132
	Simon Property Group LP	2.650%	2/1/32	13,718	11,394
	Simon Property Group LP	5.500%	3/8/33	15,094	15,120
	Simon Property Group LP	6.250%	1/15/34	5,100	5,365
	Store Capital LLC	2.750%	11/18/30	6,741	5,515
	Store Capital LLC	2.700%	12/1/31	9,440	7,548
	Sun Communities Operating LP	2.700%	7/15/31	23,713	19,468
	Sun Communities Operating LP	4.200%	4/15/32	15,616	13,951
	Sun Communities Operating LP	5.700%	1/15/33	8,302	8,176
	Tanger Properties LP	2.750%	9/1/31	10,612	8,624
[1]	UDR Inc.	4.400%	1/26/29	1	1
[1]	UDR Inc.	3.200%	1/15/30	11,082	9,923
	UDR Inc.	3.000%	8/15/31	16,181	13,849
[1]	UDR Inc.	2.100%	8/1/32	6,995	5,404
[1]	UDR Inc.	1.900%	3/15/33	8,588	6,460
[1]	UDR Inc.	2.100%	6/15/33	7,617	5,714
	Ventas Realty LP	3.000%	1/15/30	25,464	22,299
	Ventas Realty LP	4.750%	11/15/30	15,065	14,367
	Ventas Realty LP	2.500%	9/1/31	4,994	4,077
	VICI Properties LP	4.950%	2/15/30	28,084	26,938
	VICI Properties LP	5.125%	5/15/32	39,106	37,056
	VICI Properties LP	5.750%	4/1/34	10,056	9,893
	Welltower OP LLC	4.125%	3/15/29	1	1
	Welltower OP LLC	3.100%	1/15/30	16,852	15,026
	Welltower OP LLC	2.750%	1/15/31	14,311	12,241
	Welltower OP LLC	2.800%	6/1/31	19,802	16,821
	Welltower OP LLC	2.750%	1/15/32	11,419	9,533
	Welltower OP LLC	3.850%	6/15/32	13,346	11,983
	Weyerhaeuser Co.	4.000%	11/15/29	20,425	19,101
	Weyerhaeuser Co.	4.000%	4/15/30	26,601	24,745
	Weyerhaeuser Co.	7.375%	3/15/32	17,770	19,882
	Weyerhaeuser Co.	3.375%	3/9/33	10,508	8,981
	WP Carey Inc.	3.850%	7/15/29	8,506	7,887
	WP Carey Inc.	2.400%	2/1/31	13,465	11,171
	WP Carey Inc.	2.450%	2/1/32	8,955	7,181
	WP Carey Inc.	2.250%	4/1/33	8,492	6,463
					2,696,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (7.7%)
	Adobe Inc.	2.300%	2/1/30	33,673	29,268
	Adobe Inc.	4.950%	4/4/34	20,000	19,782
	Advanced Micro Devices Inc.	3.924%	6/1/32	18,528	17,138
	Amdocs Ltd.	2.538%	6/15/30	17,666	14,900
	Analog Devices Inc.	2.100%	10/1/31	31,026	25,512
	Analog Devices Inc.	5.050%	4/1/34	14,850	14,744
	Apple Inc.	3.250%	8/8/29	28,573	26,575
	Apple Inc.	2.200%	9/11/29	44,851	39,532
	Apple Inc.	4.150%	5/10/30	2,891	2,823
	Apple Inc.	1.650%	5/11/30	40,298	33,728
	Apple Inc.	1.250%	8/20/30	44,286	35,955
	Apple Inc.	1.650%	2/8/31	69,191	56,881
	Apple Inc.	1.700%	8/5/31	38,935	31,606
	Apple Inc.	3.350%	8/8/32	45,440	40,939
	Apple Inc.	4.300%	5/10/33	3,865	3,787
	Applied Materials Inc.	1.750%	6/1/30	19,174	16,016
	Arrow Electronics Inc.	2.950%	2/15/32	12,618	10,543
	Arrow Electronics Inc.	5.875%	4/10/34	12,465	12,241
	Atlassian Corp.	5.500%	5/15/34	12,235	12,131
	Autodesk Inc.	2.850%	1/15/30	5,986	5,280
	Autodesk Inc.	2.400%	12/15/31	26,898	22,042
	Automatic Data Processing Inc.	1.250%	9/1/30	27,541	22,097
	Avnet Inc.	3.000%	5/15/31	7,978	6,570
	Avnet Inc.	5.500%	6/1/32	4,820	4,606
	Booz Allen Hamilton Inc.	5.950%	8/4/33	17,070	17,547
	Broadcom Inc.	5.000%	4/15/30	24,175	24,035
	Broadcom Inc.	4.150%	11/15/30	48,385	45,352
[2]	Broadcom Inc.	2.450%	2/15/31	62,332	52,052
[2]	Broadcom Inc.	4.150%	4/15/32	36,623	33,477
	Broadcom Inc.	4.300%	11/15/32	61,854	57,249
[2]	Broadcom Inc.	2.600%	2/15/33	32,577	26,086
[2]	Broadcom Inc.	3.419%	4/15/33	56,307	48,107
[2]	Broadcom Inc.	3.469%	4/15/34	80,632	68,003
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	12,117	10,699
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	28,622	23,941
	CDW LLC	3.569%	12/1/31	27,453	23,753
[2]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	8,522	6,737
	Cintas Corp. No. 2	4.000%	5/1/32	17,842	16,616
	Cisco Systems Inc.	4.950%	2/26/31	63,197	62,838
	Cisco Systems Inc.	5.050%	2/26/34	56,865	56,492
	Concentrix Corp.	6.850%	8/2/33	15,872	15,542
	Dell International LLC	5.300%	10/1/29	51,995	52,048
	Dell International LLC	6.200%	7/15/30	11,285	11,788
	Dell International LLC	5.750%	2/1/33	22,749	23,260
	Dell International LLC	5.400%	4/15/34	25,150	24,789
	Equifax Inc.	3.100%	5/15/30	9,333	8,280
	Equifax Inc.	2.350%	9/15/31	36,617	29,895
	Fidelity National Information Services Inc.	2.250%	3/1/31	28,546	23,849
	Fidelity National Information Services Inc.	5.100%	7/15/32	18,898	18,628
	Fiserv Inc.	3.500%	7/1/29	81,585	75,259
	Fiserv Inc.	2.650%	6/1/30	26,410	22,806
	Fiserv Inc.	5.600%	3/2/33	23,922	24,019
	Fiserv Inc.	5.625%	8/21/33	31,572	31,731
	Fiserv Inc.	5.450%	3/15/34	20,107	19,939
	Flex Ltd.	4.875%	6/15/29	18,491	17,890
	Flex Ltd.	4.875%	5/12/30	15,293	14,730
	Fortinet Inc.	2.200%	3/15/31	13,869	11,363
	HP Inc.	3.400%	6/17/30	8,785	7,942
	HP Inc.	2.650%	6/17/31	25,404	21,335
	HP Inc.	4.200%	4/15/32	15,346	14,177
	HP Inc.	5.500%	1/15/33	27,465	27,471
	Hubbell Inc.	2.300%	3/15/31	6,792	5,624
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	44,320	42,698
	Intel Corp.	4.000%	8/5/29	5,518	5,251
	Intel Corp.	2.450%	11/15/29	60,501	52,821
	Intel Corp.	5.125%	2/10/30	30,257	30,213
	Intel Corp.	3.900%	3/25/30	38,937	36,372
	Intel Corp.	2.000%	8/12/31	64,070	51,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.150%	8/5/32	55,655	51,654
	Intel Corp.	4.000%	12/15/32	1,664	1,520
	Intel Corp.	5.200%	2/10/33	45,277	44,886
	Intel Corp.	5.150%	2/21/34	22,542	22,078
	International Business Machines Corp.	1.950%	5/15/30	30,912	25,868
	International Business Machines Corp.	2.720%	2/9/32	6,120	5,217
	International Business Machines Corp.	4.400%	7/27/32	19,219	18,145
	International Business Machines Corp.	5.875%	11/29/32	8,573	8,972
	International Business Machines Corp.	4.750%	2/6/33	13,904	13,452
	Intuit Inc.	1.650%	7/15/30	12,501	10,274
	Intuit Inc.	5.200%	9/15/33	33,309	33,251
	Jabil Inc.	3.600%	1/15/30	9,367	8,391
	Jabil Inc.	3.000%	1/15/31	16,492	13,991
	Juniper Networks Inc.	3.750%	8/15/29	15,856	14,746
	Juniper Networks Inc.	2.000%	12/10/30	10,768	8,624
	KLA Corp.	4.650%	7/15/32	23,937	23,190
	KLA Corp.	4.700%	2/1/34	14,975	14,443
	Kyndryl Holdings Inc.	3.150%	10/15/31	28,163	23,632
	Kyndryl Holdings Inc.	6.350%	2/20/34	6,595	6,782
	Lam Research Corp.	1.900%	6/15/30	19,642	16,458
	Leidos Inc.	4.375%	5/15/30	16,412	15,436
	Leidos Inc.	2.300%	2/15/31	23,442	19,211
	Leidos Inc.	5.750%	3/15/33	18,846	19,025
	Marvell Technology Inc.	2.950%	4/15/31	19,187	16,417
	Marvell Technology Inc.	5.950%	9/15/33	10,957	11,222
	Micron Technology Inc.	5.327%	2/6/29	1	1
	Micron Technology Inc.	6.750%	11/1/29	30,145	31,983
	Micron Technology Inc.	4.663%	2/15/30	25,065	24,191
	Micron Technology Inc.	5.300%	1/15/31	980	974
	Micron Technology Inc.	2.703%	4/15/32	26,265	21,657
	Micron Technology Inc.	5.875%	2/9/33	23,716	24,258
	Micron Technology Inc.	5.875%	9/15/33	19,961	20,424
[2]	Microsoft Corp.	1.350%	9/15/30	11,247	9,155
	Moody's Corp.	2.000%	8/19/31	15,515	12,527
	Moody's Corp.	4.250%	8/8/32	14,055	13,157
	Motorola Solutions Inc.	2.300%	11/15/30	20,420	17,001
	Motorola Solutions Inc.	2.750%	5/24/31	17,481	14,733
	Motorola Solutions Inc.	5.600%	6/1/32	12,900	12,973
	Motorola Solutions Inc.	5.400%	4/15/34	22,685	22,422
	NetApp Inc.	2.700%	6/22/30	17,763	15,332
	NVIDIA Corp.	2.850%	4/1/30	37,291	33,618
	NVIDIA Corp.	2.000%	6/15/31	31,093	25,946
	NXP BV	4.300%	6/18/29	28,705	27,443
	NXP BV	3.400%	5/1/30	17,873	16,110
	NXP BV	2.500%	5/11/31	27,740	23,146
	NXP BV	2.650%	2/15/32	17,876	14,772
	NXP BV	5.000%	1/15/33	32,670	31,724
	Oracle Corp.	6.150%	11/9/29	17,471	18,235
	Oracle Corp.	2.950%	4/1/30	93,002	82,116
	Oracle Corp.	4.650%	5/6/30	24,259	23,607
	Oracle Corp.	3.250%	5/15/30	14,463	13,024
	Oracle Corp.	2.875%	3/25/31	93,046	80,010
	Oracle Corp.	6.250%	11/9/32	45,516	47,987
	Oracle Corp.	4.900%	2/6/33	39,345	38,016
	Qorvo Inc.	4.375%	10/15/29	21,045	19,698
	QUALCOMM Inc.	2.150%	5/20/30	23,176	19,881
	QUALCOMM Inc.	1.650%	5/20/32	33,562	26,180
	QUALCOMM Inc.	4.250%	5/20/32	12,863	12,216
	QUALCOMM Inc.	5.400%	5/20/33	16,382	16,880
	Quanta Services Inc.	2.900%	10/1/30	23,972	20,911
	Quanta Services Inc.	2.350%	1/15/32	7,795	6,298
	RELX Capital Inc.	3.000%	5/22/30	19,402	17,256
	RELX Capital Inc.	4.750%	5/20/32	13,176	12,800
	Roper Technologies Inc.	2.950%	9/15/29	17,628	15,734
	Roper Technologies Inc.	2.000%	6/30/30	13,412	11,138
	Roper Technologies Inc.	1.750%	2/15/31	25,273	20,233
	S&P Global Inc.	2.500%	12/1/29	12,561	11,019
	S&P Global Inc.	1.250%	8/15/30	7,421	5,952
	S&P Global Inc.	2.900%	3/1/32	43,554	37,438
[2]	S&P Global Inc.	5.250%	9/15/33	17,420	17,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salesforce Inc.	1.950%	7/15/31	41,643	34,062
	ServiceNow Inc.	1.400%	9/1/30	39,664	31,918
	Skyworks Solutions Inc.	3.000%	6/1/31	13,194	11,027
	TD SYNNEX Corp.	6.100%	4/12/34	15,258	15,383
	Teledyne FLIR LLC	2.500%	8/1/30	16,468	13,894
	Texas Instruments Inc.	2.250%	9/4/29	18,095	15,908
	Texas Instruments Inc.	1.750%	5/4/30	11,019	9,225
	Texas Instruments Inc.	1.900%	9/15/31	12,394	10,192
	Texas Instruments Inc.	3.650%	8/16/32	6,343	5,765
	Texas Instruments Inc.	4.900%	3/14/33	22,672	22,495
	Texas Instruments Inc.	4.850%	2/8/34	24,635	24,238
	TSMC Arizona Corp.	2.500%	10/25/31	33,093	27,933
	TSMC Arizona Corp.	4.250%	4/22/32	16,554	15,882
	Verisk Analytics Inc.	5.750%	4/1/33	12,716	12,981
	VMware LLC	4.700%	5/15/30	29,847	28,671
	VMware LLC	2.200%	8/15/31	35,782	28,733
	Western Digital Corp.	3.100%	2/1/32	13,323	10,814
	Workday Inc.	3.800%	4/1/32	33,559	30,104
	Xilinx Inc.	2.375%	6/1/30	19,337	16,651
					3,599,655
Utilities (8.6%)
[1]	AEP Texas Inc.	2.100%	7/1/30	15,108	12,483
	AEP Texas Inc.	4.700%	5/15/32	11,875	11,175
	AEP Texas Inc.	5.400%	6/1/33	11,728	11,413
	AEP Texas Inc.	5.700%	5/15/34	6,500	6,438
	AEP Transmission Co. LLC	5.150%	4/1/34	5,150	5,043
	AES Corp.	2.450%	1/15/31	21,792	17,896
[1]	Alabama Power Co.	1.450%	9/15/30	11,080	8,944
	Alabama Power Co.	3.050%	3/15/32	10,114	8,715
	Alabama Power Co.	3.940%	9/1/32	15,513	14,199
	Alabama Power Co.	5.850%	11/15/33	2,328	2,417
	Ameren Corp.	3.500%	1/15/31	24,798	22,216
	Ameren Illinois Co.	1.550%	11/15/30	12,073	9,666
	Ameren Illinois Co.	3.850%	9/1/32	7,916	7,154
	Ameren Illinois Co.	4.950%	6/1/33	12,457	12,103
	American Electric Power Co. Inc.	2.300%	3/1/30	10,068	8,490
	American Electric Power Co. Inc.	5.950%	11/1/32	10,250	10,469
	American Electric Power Co. Inc.	5.625%	3/1/33	22,074	21,951
	American Water Capital Corp.	3.450%	6/1/29	9,830	9,101
	American Water Capital Corp.	2.800%	5/1/30	3,626	3,174
	American Water Capital Corp.	2.300%	6/1/31	14,042	11,633
	American Water Capital Corp.	4.450%	6/1/32	20,447	19,467
	American Water Capital Corp.	5.150%	3/1/34	18,155	17,927
[1]	Appalachian Power Co.	2.700%	4/1/31	15,916	13,406
[1]	Appalachian Power Co.	4.500%	8/1/32	21,322	19,599
	Appalachian Power Co.	5.650%	4/1/34	8,640	8,534
	Arizona Public Service Co.	2.600%	8/15/29	8,463	7,439
	Arizona Public Service Co.	6.350%	12/15/32	11,812	12,367
	Arizona Public Service Co.	5.550%	8/1/33	13,455	13,316
	Arizona Public Service Co.	5.700%	8/15/34	4,200	4,198
	Atlantic City Electric Co.	2.300%	3/15/31	11,438	9,508
	Atmos Energy Corp.	2.625%	9/15/29	13,751	12,232
	Atmos Energy Corp.	1.500%	1/15/31	15,371	12,258
	Atmos Energy Corp.	5.450%	10/15/32	7,686	7,790
	Atmos Energy Corp.	5.900%	11/15/33	9,155	9,562
	Avangrid Inc.	3.800%	6/1/29	20,816	19,215
	Baltimore Gas & Electric Co.	2.250%	6/15/31	9,720	8,072
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	32,415	29,928
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	13,018	10,257
	Black Hills Corp.	3.050%	10/15/29	10,675	9,466
	Black Hills Corp.	2.500%	6/15/30	7,649	6,359
	Black Hills Corp.	4.350%	5/1/33	10,915	9,773
	Black Hills Corp.	6.150%	5/15/34	11,256	11,440
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	10,322	8,654
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	7,783	6,656
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	15,036	14,215
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	18,830	18,326
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	9,525	9,390
	CenterPoint Energy Inc.	2.950%	3/1/30	9,187	8,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	2.650%	6/1/31	16,886	14,181
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	12,938	10,476
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	20,048	19,962
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,330	1,146
[1]	CMS Energy Corp.	4.750%	6/1/50	12,629	11,590
	Commonwealth Edison Co.	2.200%	3/1/30	6,376	5,406
[1]	Commonwealth Edison Co.	3.150%	3/15/32	6,625	5,749
	Commonwealth Edison Co.	4.900%	2/1/33	11,027	10,740
	Commonwealth Edison Co.	5.300%	6/1/34	6,500	6,474
[1]	Connecticut Light & Power Co.	2.050%	7/1/31	9,285	7,545
	Connecticut Light & Power Co.	4.900%	7/1/33	7,021	6,810
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	17,216	15,690
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	24,930	20,926
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	10,697	10,678
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	5,375	5,445
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	9,600	9,581
	Constellation Energy Generation LLC	5.800%	3/1/33	13,306	13,532
	Constellation Energy Generation LLC	6.125%	1/15/34	13,725	14,281
	Consumers Energy Co.	3.600%	8/15/32	15,929	14,187
	Consumers Energy Co.	4.625%	5/15/33	19,322	18,453
[1]	Dominion Energy Inc.	3.375%	4/1/30	48,880	43,913
[1]	Dominion Energy Inc.	2.250%	8/15/31	23,585	19,082
[1]	Dominion Energy Inc.	4.350%	8/15/32	12,342	11,460
	Dominion Energy Inc.	5.375%	11/15/32	29,826	29,482
[1]	Dominion Energy Inc.	7.000%	6/1/54	6,000	6,184
[1]	Dominion Energy Inc.	6.875%	2/1/55	12,325	12,496
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	13,667	11,170
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,696	5,083
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	772	770
	DTE Electric Co.	2.250%	3/1/30	19,898	17,037
[1]	DTE Electric Co.	2.625%	3/1/31	14,896	12,714
[1]	DTE Electric Co.	3.000%	3/1/32	13,441	11,520
	DTE Electric Co.	5.200%	4/1/33	14,763	14,728
	DTE Electric Co.	5.200%	3/1/34	12,075	11,937
[1]	DTE Energy Co.	3.400%	6/15/29	15,387	14,013
	DTE Energy Co.	2.950%	3/1/30	2,515	2,197
	DTE Energy Co.	5.850%	6/1/34	2,400	2,429
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,350	6,466
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,401	6,419
	Duke Energy Carolinas LLC	2.550%	4/15/31	24,467	20,760
	Duke Energy Carolinas LLC	2.850%	3/15/32	6,183	5,259
	Duke Energy Carolinas LLC	4.950%	1/15/33	35,861	35,064
	Duke Energy Carolinas LLC	4.850%	1/15/34	19,136	18,458
	Duke Energy Corp.	3.400%	6/15/29	17,100	15,728
	Duke Energy Corp.	2.450%	6/1/30	20,353	17,369
	Duke Energy Corp.	2.550%	6/15/31	31,094	26,011
	Duke Energy Corp.	4.500%	8/15/32	28,982	27,117
	Duke Energy Corp.	5.750%	9/15/33	16,613	16,821
	Duke Energy Florida LLC	2.500%	12/1/29	17,844	15,682
	Duke Energy Florida LLC	1.750%	6/15/30	11,358	9,347
	Duke Energy Florida LLC	2.400%	12/15/31	18,019	14,905
	Duke Energy Florida LLC	5.875%	11/15/33	18,046	18,759
	Duke Energy Indiana LLC	5.250%	3/1/34	5,800	5,781
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,334	2,786
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,952	8,861
	Duke Energy Progress LLC	2.000%	8/15/31	16,466	13,378
	Duke Energy Progress LLC	5.250%	3/15/33	10,606	10,542
	Duke Energy Progress LLC	5.100%	3/15/34	13,885	13,652
[2]	East Ohio Gas Co.	2.000%	6/15/30	1,200	982
	Edison International	6.950%	11/15/29	8,499	9,038
	Emera US Finance LP	2.639%	6/15/31	11,516	9,394
	Entergy Arkansas LLC	5.150%	1/15/33	11,160	11,009
	Entergy Arkansas LLC	5.300%	9/15/33	7,097	7,057
	Entergy Arkansas LLC	5.450%	6/1/34	8,500	8,462
	Entergy Corp.	2.800%	6/15/30	13,048	11,314
	Entergy Corp.	2.400%	6/15/31	17,148	14,093
	Entergy Corp.	7.125%	12/1/54	26,000	25,879
	Entergy Louisiana LLC	1.600%	12/15/30	7,144	5,689
	Entergy Louisiana LLC	3.050%	6/1/31	8,310	7,192
	Entergy Louisiana LLC	2.350%	6/15/32	12,527	10,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	5.350%	3/15/34	13,375	13,199
	Entergy Texas Inc.	1.750%	3/15/31	18,406	14,832
	Essential Utilities Inc.	2.704%	4/15/30	9,494	8,150
	Essential Utilities Inc.	2.400%	5/1/31	6,877	5,642
	Essential Utilities Inc.	5.375%	1/15/34	15,900	15,517
	Evergy Inc.	2.900%	9/15/29	34,874	30,978
	Evergy Kansas Central Inc.	5.900%	11/15/33	2,800	2,873
[1]	Evergy Metro Inc.	2.250%	6/1/30	4,578	3,867
	Evergy Metro Inc.	4.950%	4/15/33	3,631	3,502
	Evergy Metro Inc.	5.400%	4/1/34	10,000	9,891
[2]	Evergy Missouri West Inc.	5.650%	6/1/34	6,250	6,245
[1]	Eversource Energy	1.650%	8/15/30	18,185	14,517
	Eversource Energy	2.550%	3/15/31	13,648	11,272
	Eversource Energy	5.850%	4/15/31	26,620	26,866
	Eversource Energy	3.375%	3/1/32	21,987	18,792
	Eversource Energy	5.125%	5/15/33	19,984	19,149
	Eversource Energy	5.500%	1/1/34	5,595	5,479
	Eversource Energy	5.950%	7/15/34	18,200	18,342
	Exelon Corp.	4.050%	4/15/30	29,184	27,366
	Exelon Corp.	3.350%	3/15/32	21,446	18,704
	Exelon Corp.	5.300%	3/15/33	19,405	19,223
	Exelon Corp.	5.450%	3/15/34	15,515	15,383
	FirstEnergy Corp.	2.650%	3/1/30	13,352	11,483
[1]	FirstEnergy Corp.	2.250%	9/1/30	17,065	14,109
	Florida Power & Light Co.	4.625%	5/15/30	17,440	17,064
	Florida Power & Light Co.	2.450%	2/3/32	30,496	25,289
	Florida Power & Light Co.	5.100%	4/1/33	24,964	24,708
	Florida Power & Light Co.	4.800%	5/15/33	20,558	19,959
	Florida Power & Light Co.	5.625%	4/1/34	4,355	4,482
[4]	Florida Power & Light Co.	5.300%	6/15/34	14,000	14,052
[1]	Georgia Power Co.	2.650%	9/15/29	21,411	18,988
	Georgia Power Co.	4.700%	5/15/32	18,407	17,753
	Georgia Power Co.	4.950%	5/17/33	28,964	28,173
	Georgia Power Co.	5.250%	3/15/34	21,680	21,534
	Interstate Power & Light Co.	2.300%	6/1/30	8,654	7,311
	Interstate Power & Light Co.	5.700%	10/15/33	7,444	7,509
	IPALCO Enterprises Inc.	4.250%	5/1/30	10,044	9,308
[2]	IPALCO Enterprises Inc.	5.750%	4/1/34	10,400	10,270
[1]	Kentucky Utilities Co.	5.450%	4/15/33	9,157	9,202
[1]	Louisville Gas & Electric Co.	5.450%	4/15/33	12,218	12,248
	MidAmerican Energy Co.	6.750%	12/30/31	785	871
	MidAmerican Energy Co.	5.350%	1/15/34	9,399	9,497
	National Fuel Gas Co.	2.950%	3/1/31	15,136	12,638
	National Grid plc	5.809%	6/12/33	29,599	29,704
	National Grid plc	5.418%	1/11/34	17,838	17,389
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	14,304	12,255
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	12,955	12,884
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	12,735	9,878
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	7,565	5,945
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	9,554	11,029
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	13,769	11,487
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,535	5,945
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	15,784	16,275
[1]	Nevada Power Co.	2.400%	5/1/30	8,424	7,164
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,834	22,851
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	55,522	46,895
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	22,390	18,303
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	27,335	26,651
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	25,059	24,394
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	28,542	27,964
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	26,600	26,536
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,414	3,245
	NiSource Inc.	2.950%	9/1/29	25,013	22,366
	NiSource Inc.	3.600%	5/1/30	25,692	23,442
	NiSource Inc.	1.700%	2/15/31	24,539	19,471
	NiSource Inc.	5.400%	6/30/33	9,067	8,940
	NiSource Inc.	5.350%	4/1/34	15,169	14,841
	NiSource Inc.	6.950%	11/30/54	10,000	10,005
	Northern States Power Co.	2.250%	4/1/31	3,538	2,952
	NSTAR Electric Co.	3.950%	4/1/30	4,052	3,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NSTAR Electric Co.	5.400%	6/1/34	5,000	4,993
[1]	Ohio Power Co.	2.600%	4/1/30	10,363	8,950
[1]	Ohio Power Co.	1.625%	1/15/31	15,556	12,377
	Ohio Power Co.	5.000%	6/1/33	6,195	5,978
	Ohio Power Co.	5.650%	6/1/34	11,400	11,425
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	5,982	5,376
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	7,688	6,880
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	12,314	12,324
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	22,873	20,075
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	20,744	19,240
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	17,826	16,929
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	25,960	26,538
	ONE Gas Inc.	2.000%	5/15/30	7,536	6,316
	ONE Gas Inc.	4.250%	9/1/32	7,775	7,281
	Pacific Gas & Electric Co.	4.550%	7/1/30	70,922	66,952
	Pacific Gas & Electric Co.	2.500%	2/1/31	69,831	57,520
	Pacific Gas & Electric Co.	3.250%	6/1/31	25,951	22,299
	Pacific Gas & Electric Co.	4.400%	3/1/32	6,112	5,585
	Pacific Gas & Electric Co.	5.900%	6/15/32	20,598	20,741
	Pacific Gas & Electric Co.	6.150%	1/15/33	24,774	25,283
	Pacific Gas & Electric Co.	6.400%	6/15/33	29,385	30,514
	Pacific Gas & Electric Co.	6.950%	3/15/34	19,375	20,894
	Pacific Gas & Electric Co.	5.800%	5/15/34	29,990	29,916
	PacifiCorp	3.500%	6/15/29	15,988	14,735
	PacifiCorp	2.700%	9/15/30	10,086	8,644
	PacifiCorp	5.300%	2/15/31	17,506	17,306
	PacifiCorp	5.450%	2/15/34	27,105	26,507
	PECO Energy Co.	4.900%	6/15/33	16,231	15,852
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	16,036	14,760
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	10,965	9,152
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	9,742	9,704
	Potomac Electric Power Co.	5.200%	3/15/34	7,836	7,796
	PPL Electric Utilities Corp.	5.000%	5/15/33	15,147	14,854
	PPL Electric Utilities Corp.	4.850%	2/15/34	16,064	15,532
	Progress Energy Inc.	7.750%	3/1/31	21,334	24,048
	Progress Energy Inc.	7.000%	10/30/31	20,756	22,714
[1]	Public Service Co. of Colorado	1.900%	1/15/31	10,060	8,142
	Public Service Co. of Colorado	1.875%	6/15/31	24,289	19,419
[1]	Public Service Co. of Colorado	4.100%	6/1/32	7,406	6,793
	Public Service Co. of Colorado	5.350%	5/15/34	7,650	7,580
	Public Service Co. of New Hampshire	5.350%	10/1/33	17,222	17,257
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,768	5,617
[1]	Public Service Electric & Gas Co.	2.450%	1/15/30	8,280	7,164
[1]	Public Service Electric & Gas Co.	1.900%	8/15/31	8,460	6,790
[1]	Public Service Electric & Gas Co.	3.100%	3/15/32	23,777	20,582
[1]	Public Service Electric & Gas Co.	4.900%	12/15/32	9,101	8,882
[1]	Public Service Electric & Gas Co.	4.650%	3/15/33	13,946	13,375
	Public Service Electric & Gas Co.	5.200%	8/1/33	12,343	12,275
[1]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,120	10,065
	Public Service Enterprise Group Inc.	1.600%	8/15/30	14,162	11,356
	Public Service Enterprise Group Inc.	2.450%	11/15/31	18,994	15,558
	Public Service Enterprise Group Inc.	6.125%	10/15/33	7,810	8,090
	Public Service Enterprise Group Inc.	5.450%	4/1/34	13,150	12,985
	Puget Energy Inc.	4.100%	6/15/30	10,574	9,633
	Puget Energy Inc.	4.224%	3/15/32	12,686	11,258
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	21,074	17,090
[1]	San Diego Gas & Electric Co.	3.000%	3/15/32	12,878	11,037
	Sempra	5.500%	8/1/33	15,516	15,457
	Sempra	6.875%	10/1/54	27,840	27,565
	Southern California Edison Co.	5.150%	6/1/29	14,700	14,647
	Southern California Edison Co.	2.850%	8/1/29	13,561	12,084
	Southern California Edison Co.	2.250%	6/1/30	14,871	12,509
[1]	Southern California Edison Co.	2.500%	6/1/31	14,554	12,116
	Southern California Edison Co.	5.450%	6/1/31	9,850	9,882
	Southern California Edison Co.	2.750%	2/1/32	14,440	12,044
	Southern California Edison Co.	5.950%	11/1/32	14,262	14,725
	Southern California Edison Co.	6.000%	1/15/34	14,277	14,739
	Southern California Edison Co.	5.200%	6/1/34	1,925	1,874
[1]	Southern California Gas Co.	2.550%	2/1/30	11,419	9,900
	Southern California Gas Co.	5.200%	6/1/33	13,241	13,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern Co.	3.700%	4/30/30	28,355	26,148
	Southern Co.	5.700%	10/15/32	13,783	14,050
	Southern Co.	5.200%	6/15/33	26,058	25,570
	Southern Co.	5.700%	3/15/34	22,926	23,277
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	21,195	17,087
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	17,590	17,360
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	18,277	18,689
	Southwest Gas Corp.	2.200%	6/15/30	2,205	1,846
	Southwest Gas Corp.	4.050%	3/15/32	16,104	14,542
	Southwestern Electric Power Co.	5.300%	4/1/33	14,962	14,460
	Spire Missouri Inc.	4.800%	2/15/33	10,213	9,817
	Tampa Electric Co.	2.400%	3/15/31	10,612	8,881
	Tucson Electric Power Co.	1.500%	8/1/30	7,199	5,791
	Tucson Electric Power Co.	3.250%	5/15/32	9,049	7,844
	Union Electric Co.	2.950%	3/15/30	5,795	5,131
	Union Electric Co.	2.150%	3/15/32	7,984	6,380
	Union Electric Co.	5.200%	4/1/34	17,135	16,888
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	21,465	19,295
	Virginia Electric & Power Co.	2.300%	11/15/31	13,993	11,465
	Virginia Electric & Power Co.	2.400%	3/30/32	17,759	14,503
	Virginia Electric & Power Co.	5.000%	4/1/33	30,026	29,110
	Virginia Electric & Power Co.	5.300%	8/15/33	12,696	12,561
	WEC Energy Group Inc.	1.800%	10/15/30	12,761	10,334
	Wisconsin Electric Power Co.	4.750%	9/30/32	13,753	13,411
	Wisconsin Electric Power Co.	5.625%	5/15/33	8,470	8,798
	Wisconsin Power & Light Co.	3.000%	7/1/29	8,801	7,994
	Wisconsin Power & Light Co.	1.950%	9/16/31	7,877	6,269
	Wisconsin Power & Light Co.	3.950%	9/1/32	15,340	13,909
	Wisconsin Power & Light Co.	4.950%	4/1/33	8,752	8,406
	Wisconsin Power & Light Co.	5.375%	3/30/34	7,780	7,690
	Xcel Energy Inc.	2.600%	12/1/29	16,427	14,298
	Xcel Energy Inc.	3.400%	6/1/30	14,665	13,133
	Xcel Energy Inc.	2.350%	11/15/31	3,050	2,445
	Xcel Energy Inc.	4.600%	6/1/32	25,475	23,734
	Xcel Energy Inc.	5.450%	8/15/33	18,932	18,601
	Xcel Energy Inc.	5.500%	3/15/34	21,120	20,780
					4,027,463
Total Corporate Bonds (Cost $49,263,775)					46,245,891
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[5]	Vanguard Market Liquidity Fund (Cost $75,826)	5.397%		758,386	75,831
Total Investments (98.8%) (Cost $49,380,153)					46,362,364
Other Assets and Liabilities—Net (1.2%)					550,579
Net Assets (100%)					46,912,943
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $728,462,000, representing 1.6% of net assets.
3	Securities with a value of $11,272,000 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2024	422	47,277	(107)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2024	(822)	(89,431)	173
				66

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at May 31, 2024.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,642	—	40,642
Corporate Bonds	—	46,245,891	—	46,245,891
Temporary Cash Investments	75,831	—	—	75,831
Total	75,831	46,286,533	—	46,362,364

Derivative Financial Instruments
Assets
Futures Contracts[1]	173	—	—	173
Liabilities
Futures Contracts[1]	107	—	—	107
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.